            AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

                                JANUARY 12, 2006

                                                     REGISTRATION NO. 333-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-14
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]

                       [ ] PRE-EFFECTIVE AMENDMENT NO. ____

                      [ ] POST-EFFECTIVE AMENDMENT NO. ____
                        (Check appropriate box or boxes)

                             ---------------------

                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-228-1872
                        (Area Code and Telephone Number)

                               3435 STELZER ROAD
                               COLUMBUS, OH 43219
                    (Address of Principal Executive Offices)

                             ---------------------

                            ALAN G. PRIEST, ESQUIRE
                                ROPES & GRAY LLP
                                ONE METRO CENTER
                        700 12TH STREET, N.W., SUITE 900
                             WASHINGTON, D.C. 20005
                    (Name and address of Agent for Service)

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on February 11, 2006, pursuant to Rule 488.

Title of securities being offered: Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       IMPORTANT SHAREHOLDER INFORMATION

                                   BB&T FUNDS
                         BB&T SMALL COMPANY GROWTH FUND
          BB&T SMALL CAP FUND (FORMERLY THE SMALL COMPANY VALUE FUND)

     The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to your BB&T Fund. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of BB&T Funds (the "Board" or "Trustees").

     We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you enable BB&T Funds to avoid conducting additional mailings.

     Please take a few moments to exercise your right to vote. Thank you.

                                   BB&T FUNDS
                         BB&T SMALL COMPANY GROWTH FUND
          BB&T SMALL CAP FUND (FORMERLY THE SMALL COMPANY VALUE FUND)

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

     To the Shareholders of the BB&T Small Cap Fund and the BB&T Small Company Growth Fund:

     NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of the BB&T Funds, will be held at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110 on March 23, 2006 at 9:00 a.m. Eastern time, for the following purposes:

     1. To consider and act upon a Plan of Reorganization ("Reorganization Plan") adopted by BB&T Funds providing for the transfer of all of the assets of BB&T Small Company Growth Fund (the "Small Company Growth Fund") in exchange for Institutional, Class A, Class B or Class C Shares (collectively, "Shares") of the BB&T Small Cap Fund (the "Small Cap Fund") and the assumption by the Small Cap Fund of all of the liabilities of the Small Company Growth Fund, followed by the dissolution and liquidation of the Small Company Growth Fund and the distribution of Shares of the Small Cap Fund to the shareholders of the Small Company Growth Fund.

     2. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     The proposed Reorganization Plan is described in the attached Combined Prospectus/Proxy Statement. A copy of the Reorganization Plan is appended as Appendix A thereto.

     Pursuant to instructions of the Board of Trustees of BB&T Funds, the close of business on February 3, 2006, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

     Shareholders are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card which is being solicited by BB&T Funds' Board of Trustees. This is important to ensure a quorum at the special meeting. Proxies may be revoked at any time before they are exercised by submitting to BB&T Funds a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

                                          By Order of the Trustees

                                          /s/ C. DAVID BUNSTINE
                                          --------------------------------------
                                          C. David Bunstine
                                          Secretary
                                          BB&T Funds
Columbus, Ohio
February 17, 2006

                                   BB&T FUNDS
                           SMALL COMPANY GROWTH FUND
             SMALL CAP FUND (FORMERLY THE SMALL COMPANY VALUE FUND)
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                               February 17, 2006

Dear BB&T Small Company Growth Fund Shareholders:

     Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders (the "Meeting") of the BB&T Funds (each, a "Fund" and collectively, the "Funds") to be held March 23, 2006 at 9:00 a.m. at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

     The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of BB&T Funds for the meeting of shareholders of the BB&T Small Company Growth Fund (the "Small Company Growth Fund"). It also constitutes the Prospectus of the BB&T Small Cap Fund (the "Small Cap Fund") which is to issue units of beneficial interest ("Shares") to be distributed to each of the Small Company Growth Fund shareholders in connection with the proposed reorganization of the Small Company Growth Fund with and into the Small Cap Fund. The Board of Trustees of BB&T (the "Board" or "Trustees") is recommending that shareholders of the Small Company Growth Fund approve a reorganization in which the Small Company Growth Fund will transfer all of its assets to the Small Cap Fund in return for Institutional, Class A, Class B or Class C Shares of the Small Cap Fund. At the same time, the Small Cap Fund will assume all of the liabilities of the Small Company Growth Fund. After the transfer, Shares of the Small Cap Fund will be distributed to the shareholders of the Small Company Growth Fund tax-free in liquidation of the Small Company Growth Fund. As a result of these transactions, Shares of the Small Company Growth Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the Small Cap Fund. This transaction will not result in recognition of any gain or loss for federal income tax purposes. Shareholders of the Small Company Growth Fund holding Institutional, Class A, Class B or Class C Shares, will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Small Cap Fund.

     BB&T Asset Management, Inc., the investment advisor to the Funds, has advised the Board that it believes that the above-described transaction offers the shareholders of the Small Company Growth Fund enhanced investment management efficiencies, greater market leverage and market presence, economies of scale, and greater opportunities for asset growth.

     The Trustees believe that the proposed combination of the Small Company Growth Fund with the Small Cap Fund is in the best interests of each of the Small Company Growth Fund and the Small Cap Fund and its shareholders and recommend that you vote in favor of such proposal.

     While you are, of course, welcome to join us at the Meeting, most Shareholders cast their votes by filling out and signing the enclosed proxy card (or vote by telephone or the Internet). In order to conduct the Meeting, a majority of shares must be represented either in person or by proxy. Whether or not you plan to attend the Meeting, we need your vote. Please mark, sign, and date the enclosed proxy card and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted (or vote by telephone or the Internet).

     The Notice of Special Meeting of shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.

     SINCE THE MEETING IS LESS THAN FIVE WEEKS AWAY, WE URGE YOU TO GIVE THE ENCLOSED MATERIAL YOUR PROMPT ATTENTION SO AS TO AVOID THE EXPENSE OF ADDITIONAL MAILINGS.

     Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                          Sincerely yours,

                                          /s/ KEITH F. KARLAWISH
                                          --------------------------------------
                                          Keith F. Karlawish
                                          President
                                          BB&T Funds

                                                               February 17, 2006

                                   BB&T FUNDS
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-228-1872

                      COMBINED PROSPECTUS/PROXY STATEMENT

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of BB&T Small Company Growth Fund (the "Small Company Growth Fund") for use at a Special Meeting of shareholders to approve the reorganization of the Small Company Growth Fund with and into the BB&T Small Cap Fund (the "Small Cap Fund," and together with the Small Company Growth Fund, the "Funds"). Small Company Growth Fund shareholders of record on February 3, 2006 are entitled to receive notice of and to vote at the Special Meeting. The reorganization contemplates the transfer of all the assets and liabilities of the Small Company Growth Fund to the Small Cap Fund in exchange for Shares of the Small Cap Fund, followed by the dissolution and liquidation of the Small Company Growth Fund, and the distribution of Small Cap Fund Shares to shareholders of the Small Company Growth Fund (the "Transaction"). As a result of the Transaction, each shareholder of the Small Company Growth Fund will receive a number of full and fractional Shares of the Small Cap Fund equal in value at the date of the exchange to the net asset value of the Small Company Growth Fund shares transferred by each shareholder to the Small Cap Fund. The Transaction is not expected to result in recognition of any gain or loss for federal income tax purposes. Small Company Growth Fund shareholders holding Institutional, Class A, Class B or Class C Shares, will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Small Cap Fund.

     The Small Company Growth Fund and Small Cap Fund are portfolios ("series") of BB&T Funds, which is an open end management investment company consisting of 25 separate funds.

     This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Small Cap Fund. Please read it carefully and keep it for future reference. The current Statement of Additional Information of BB&T Funds for the Funds dated February 1, 2006 (the "BB&T Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. The BB&T Statement of Additional Information may be obtained, without charge, by contacting a broker or bank that sells the Fund, by writing to BB&T Funds, 3435 Stelzer Road, Columbus, Ohio 43219, by calling 1-800-228-1872, or by contacting BB&T online at http://www.bbtfunds.com. In addition, a Statement of Additional Information dated February 13, 2006, relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing BB&T Funds at the above-listed address or by calling 1-800-228-1872. BB&T Funds will furnish, without charge, a copy of the Annual Report dated September 30, 2005 and the Semi-Annual Report dated March 31, 2005 to a shareholder upon written request to BB&T Funds at the above-listed address or by calling 1-800-228-1872.

     Investment Advisor -- BB&T Asset Management, Inc., 434 Fayetteville Street Mall, Raleigh, NC 27601.

     Administrator -- BB&T Asset Management, Inc., 434 Fayetteville Street Mall, Raleigh, NC 27601.

     Sub-Administrator -- BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

     Distributor -- BB&T Funds Distributor, Inc, 100 Summer Street, Suite 1500, Boston, MA 02110.

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

     LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BB&T, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY BB&T FUNDS. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY BB&T FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

February 17, 2006

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Proposal (1) Approval of Plan of Reorganization.............    4
Fee Tables..................................................    5
Synopsis of Prospectus......................................    8
Principal Risk Factors......................................    9
Information About the Transaction...........................   10
Information about the Small Company Growth Fund and the
  Small Cap Fund............................................   15
Dividends and Distributions.................................   32
Financial Highlights........................................   34
Voting Information..........................................   36
Appendix A-Plan of Reorganization...........................  A-1

                                  PROPOSAL (1)

                                  APPROVAL OF
                             PLAN OF REORGANIZATION

     At a meeting held on November 15, 2005, the Trustees unanimously approved a Plan of Reorganization ("Reorganization Plan") pursuant to which the Small Company Growth Fund would be merged with and into the Small Cap Fund on or about March 27, 2006 ("the Exchange Date"). On the Exchange Date, the Small Company Growth Fund will transfer all of its assets and liabilities to the Small Cap Fund in exchange for Shares of the Small Cap Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Small Company Growth Fund. The assets and liabilities of the Small Company Growth Fund and the Small Cap Fund will be valued as of the close of trading on the New York Stock Exchange on the business day preceding the Exchange Date. Following the transfer, the Small Company Growth Fund will be dissolved and Shares of the Small Cap Fund received by the Small Company Growth Fund will be distributed to the Small Company Growth Fund shareholders in liquidation of the Small Company Growth Fund. As a result of the proposed Transaction, shareholders of the Small Company Growth Fund will receive a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of the Small Company Growth Fund transferred to the Small Cap Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Small Company Growth Fund owned at the time by the shareholder). The Transaction will not result in any gain or loss for federal income tax purposes. All Small Company Growth Fund shareholders will receive Shares of the Small Cap Fund class (Institutional, Class A, Class B or Class C) that corresponds to the class of Small Company Growth Fund Shares that they hold (Institutional, Class A, Class B or Class C, respectively).

     For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees, including Trustees who are not "interested persons" of BB&T Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transaction is in the best interests of each of the Small Company Growth Fund, the Small Cap Fund and their respective existing shareholders. In reaching this conclusion, the Trustees considered, among other things:

(1) the compatibility of the objectives, strategies, restrictions and investment portfolios of the Small Cap Fund with those of the Small Company Growth Fund;

(2)  the qualifications and experience of BB&T Asset Management, Inc. and John
     T. Kvantas, CFA, the portfolio manager for the Small Cap Fund, and the performance history of the Funds;

(3) the investment management efficiencies that may be gained and the potential economies of scale which could be realized;

(4) the continuation of all shareholder services currently provided to shareholders of the Small Company Growth Fund;

(5) the projected expense ratios of the Small Cap Fund as compared to the Small Company Growth Fund;

(6) the loss of assets experienced by the Small Company Growth Fund over the past 5 years;

(7) the limited demand for Small Company Growth Fund shares, indicating limited prospects for growth;

(8)  the fact that the Transaction will result in a better use of resources;

(9) the fact that any merger expense will be borne by BB&T Asset Management, Inc.;

(10) the fact that the Transaction is not expected to result in a recognition of any gain or loss for federal income tax purposes;

(11) the fact that the potential benefits of the Transaction, including reduced volatility, reduced expenses and reduced transaction costs, are expected to outweigh any negative potential direct or indirect consequences of the Transaction to the shareholders of the Small Company Growth Fund;

(12) that the economic interests of shareholders of the Small Company Growth Fund and the Small Cap Fund will not be diluted as a result of the proposed Transaction;

(13) the fact that the potential benefits of the Transaction are expected to outweigh any negative potential direct or indirect Federal income tax consequences of the Transaction to the Shareholders of the Small Company Growth Fund; and

(14) the recommendation of BB&T Asset Management, Inc. in favor of the Transaction.

     Small Company Growth Fund shareholders who do not wish to be reorganized into the Small Cap Fund and have their Fund shares exchanged for shares of the Small Cap Fund should redeem their shares prior to the consummation of the reorganization. If you redeem your shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

                                   FEE TABLE

     Fee tables showing the current fees as of September 30, 2005, as adjusted to reflect charges in contractual fees and waivers, for each Fund, as well as the pro forma fees annualized after the reorganization and after fee waivers and/or expense reimbursement, are below.

                                              BB&T SMALL COMPANY GROWTH FUND                      BB&T SMALL CAP FUND
                                        -------------------------------------------   -------------------------------------------
                                        INSTITUTIONAL   CLASS A   CLASS B   CLASS C   INSTITUTIONAL   CLASS A   CLASS B   CLASS C
                                        -------------   -------   -------   -------   -------------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly
  from your investment)
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of
  offering price).....................       None        5.75%      None      None         None        5.75%      None      None
Maximum Sales Charge on Reinvested
  Dividends...........................       None         None      None      None         None         None      None      None
Maximum Deferred Sales Load...........       None         None     5.00%(2)  1.00%(3)      None         None     5.00%(2)  1.00%(3)
Redemption Fee (on Shares sold within
  7 calendar days of purchase)........      2.00%        2.00%     2.00%     2.00%        2.00%        2.00%     2.00%     2.00%
ANNUAL FUND OPERATING EXPENSES (as a
  percentage of average net assets)
Management Fees(1)....................      1.00%        1.00%     1.00%     1.00%        1.00%        1.00%     1.00%     1.00%
Distribution/Service (12b-1) Fees.....       None        0.50%(1)  1.00%     1.00%         None        0.50%(1)  1.00%     1.00%
Other Expenses(4).....................      0.25%        0.25%     0.25%     0.25%        0.22%        0.22%     0.22%     0.22%
Total Annual Fund Operating
  Expenses............................      1.25%        1.75%     2.25%     2.25%        1.22%        1.72%     2.22%     2.22%
Fee Waiver or Expense
  Reimbursement(1)....................      0.15%        0.40%     0.15%     0.15%        0.20%        0.45%     0.20%     0.20%
Net Annual Fund Operating Expenses....      1.10%        1.35%     2.10%     2.10%        1.02%        1.27%     2.02%     2.02%

---------------

(1) The Fund's Advisor has contractually agreed to limit the management fees paid by the Fund to 0.85% and 0.80% for the BB&T Small Company Growth Fund and the BB&T Small Cap Fund, respectively, for the period from February 1, 2006 through January 31, 2007. Additionally, the Fund's Distributor has contractually agreed to limit the distribution and service fees for Class A shares of the Fund to 0.25% for the same period.

(2) A CDSC on Class B shares declines over six years, starting with year one and ending on the sixth anniversary from: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%.

(3) The CDSC on Class C Shares is applicable only to redemption within one year of purchase.

(4) Other Expenses have been adjusted to reflect current fees.

                         PRO FORMA BB&T SMALL CAP FUND

                                                              INSTITUTIONAL   CLASS A   CLASS B   CLASS C
                                                              -------------   -------   -------   -------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................       None        5.75%      None      None
Maximum Sales Charge on Reinvested Dividends................       None         None      None      None
Maximum Deferred Sales Load.................................       None         None    5.00%(2)  1.00%(3)
Redemption Fee (on Shares sold within 7 calendar days of
  purchase).................................................      2.00%        2.00%     2.00%     2.00%
ANNUAL FUND OPERATING EXPENSES (as a percentage of average
  net assets)
Management Fees(1)..........................................      1.00%        1.00%     1.00%     1.00%
Distribution/Service (12b-1) Fees...........................       None       0.50%(1)   1.00%     1.00%
Other Expenses..............................................      0.22%        0.22%     0.22%     0.22%
Total Annual Fund Operating Expenses........................      1.22%        1.72%     2.22%     2.22%
Fee Waiver and/or Expense Reimbursement(1)..................      0.20%        0.45%     0.20%     0.20%
Net Annual Fund Operating Expenses..........................      1.02%        1.27%     2.02%     2.02%

---------------

(1) The Fund's Advisor has contractually agreed to limit the management fees paid by the Fund to 0.80% for the period from February 1, 2006 through January 31, 2007. Additionally, the Fund's Distributor has contractually agreed to limit the distribution and service fees for Class A shares of the Fund to 0.25% for the same period.

(2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%.

(3) The CDSC for Class C Shares is applicable only to redemption within one year of purchase.

     EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
BB&T Small Company Growth Fund
  Institutional Shares.............................   $112    $  382    $  672     $1,498
  Class A Shares...................................   $705    $1,058    $1,434     $2,488
  Class B Shares
     Assuming Redemption...........................   $613    $  989    $1,291     $2,448
     Assuming No Redemption........................   $213    $  689    $1,191     $2,448
  Class C Shares
     Assuming Redemption...........................   $213    $  689    $1,191     $2,573
     Assuming No Redemption........................   $213    $  689    $1,191     $2,573
BB&T Small Cap Fund
  Institutional Shares.............................   $104    $  367    $  651     $1,460
  Class A Shares...................................   $697    $1,044    $1,415     $2,453
  Class B Shares
     Assuming Redemption...........................   $605    $  975    $1,272     $2,413
     Assuming No Redemption........................   $205    $  675    $1,172     $2,413
  Class C Shares
     Assuming Redemption...........................   $205    $  675    $1,172     $2,539
     Assuming No Redemption........................   $205    $  675    $1,172     $2,539
BB&T Small Cap Fund Pro Forma
  Institutional Shares.............................   $104    $  367    $  651     $1,460
  Class A Shares...................................   $697    $1,044    $1,415     $2,453
  Class B Shares
     Assuming Redemption...........................   $605    $  975    $1,272     $2,413
     Assuming No Redemption........................   $205    $  675    $1,172     $2,413
  Class C Shares
     Assuming Redemption...........................   $205    $  675    $1,172     $2,539
     Assuming No Redemption........................   $205    $  675    $1,172     $2,539

                                    SYNOPSIS

     Summary. The following is a synopsis of certain information relating to the Transaction and is qualified by reference to the more complete information contained in this Combined Prospectus/Proxy Statement, the BB&T Statement of Additional Information, and the Appendix attached hereto.

     Key Features of Transaction. The shareholders of the Small Company Growth Fund are being asked to approve or disapprove the Plan of Reorganization adopted by the Trustees dated as of November 15, 2005 (the "Reorganization Plan"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Reorganization Plan provides, among other things, for the transfer of all of the assets of the Small Company Growth Fund into the Small Cap Fund in exchange for the assumption by the Small Cap Fund of all of the liabilities of the Small Company Growth Fund and for a number of Shares of the designated class calculated based on the value of the net assets of the Small Company Growth Fund acquired by the Small Cap Fund and the net asset value per Share of the Small Cap Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, the Small Company Growth Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and the Small Company Growth Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), the Small Company Growth Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net realized capital gains, if any, through the Exchange Date.

     At a meeting held on November 15, 2005, the Trustees, including the independent Trustees, voted unanimously to approve the Transaction and to recommend that shareholders of the Small Company Growth Fund also approve the Transaction. Approval of the Reorganization Plan requires the affirmative vote of a majority of votes cast by the Small Company Growth Fund.

     A shareholder of the Small Company Growth Fund objecting to the proposed Transaction is not entitled under either Massachusetts law or BB&T Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Shares if the Transaction is consummated over his or her objection. However, Shares of the Small Company Growth Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for regular trading. If you redeem your Shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the Shares and the amount you receive for them.

     In the event that this proposal is not approved by the shareholders of the Small Company Growth Fund, such Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of the BB&T Funds may consider alternatives in the best interests of the shareholders. However, if approval of the Reorganization Plan is obtained, the reorganization of the Small Company Growth Fund will be consummated.

     Comparison. Below is a brief comparison of the principal investment objectives and strategies of the Small Company Growth Fund to the Small Cap Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement and the BB&T Statement of Additional Information. For a full and detailed description of permitted investments, see such applicable documents.

     The proposed reorganization may result in higher than normal portfolio turnover.

FUNDAMENTAL OBJECTIVE

     The Small Company Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The Small Cap Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization companies.

PRINCIPAL INVESTMENT STRATEGIES

     Small Company Growth Fund. Under normal circumstances, the Fund invests primarily in common stocks of U.S. small capitalization growth companies whose capitalization is within the range of those companies in the Russell 2000(R) Growth Index and which the portfolio manager believes have above-average earnings growth potential. In managing the Fund's portfolio, the portfolio manager initially screens for "growth" stocks from the universe of companies with market capitalization under $3 billion. The portfolio manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock. The portfolio manager may overweight or underweight (relative to the Russell 2000(R) Growth Index) industries or sectors in order to take advantage of market opportunities. The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully. The Fund may also invest in certain other equity securities in addition to those described above.

     Small Cap Fund. Under normal circumstances, the Fund invests primarily in common stocks of U.S. small capitalization companies whose capitalization is less than $3 billion and which the portfolio manager believes are undervalued and have a favorable outlook. In managing the Fund's portfolio, the portfolio manager initially screens for stocks from the universe of companies with market capitalization under $3 billion. The portfolio manager then attempts to diversify across different economic sectors selecting those stocks that he believes have a favorable outlook. In choosing individual stocks, the portfolio manager uses a quantitative process to examine the financial and valuation characteristics of a particular issuer. The Fund may also invest in certain other equity securities in addition to those described above.

     Distribution, Purchase and Redemption Procedures and Exchange
Rights. Distribution, purchase and redemption procedures and exchange rights are identical for each Fund.

     Federal Tax Considerations. For Federal income tax purposes, the Transaction is expected to constitute a tax-free reorganization. Accordingly, the Transaction is not expected to result in the recognition of gain or loss for Federal income tax purposes for either of the Funds or the shareholders of either Fund, and the cost basis and holding period of the Small Company Growth Fund shares are expected to carryover to the new shares in the Small Cap Fund.

     However, since the Transaction will end the tax year of Small Company Growth Fund, it may accelerate distributions from Small Company Growth Fund to shareholders. Specifically, Small Company Growth Fund will recognize any net investment company taxable income, any net tax-exempt investment income and any net capital gains, including those realized on disposition of portfolio securities in connection with the Transaction (after reduction by any available capital loss carryforwards) or net capital losses in the short tax year ending on the date of the reorganization, and will declare and pay a distribution of such income and any such net capital gains remaining after reduction by any available capital loss carryforwards to its shareholders on or before that date.

     A portion of the portfolio assets of the Small Company Growth Fund may be sold in connection with the Transaction. Any capital gains recognized in these sales, if any, will be distributed to the selling Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions in general will be taxable to shareholders.

     For more information about the federal income tax consequences of the Transaction, see "Information About the Transaction -- Federal Income Tax Consequences" below.

                             PRINCIPAL RISK FACTORS

     Small Company Growth Fund and Small Cap Fund. The principal risks of investing in the Funds include risks associated with the cyclical nature of the stock market, the possibility that a Fund's stock holdings will decline in price because of a broad stock market decline. Investing in smaller, lesser-known companies involves additional risk because small company stocks tend to trade less frequently than those of larger firms and because the financial well-being of many small companies depends upon only a few products or services. In addition, as with all investments, there is a possibility that the market segments on which these Funds focus -- small company growth stocks or small company stocks -- will underperform other investments or market averages.

                       INFORMATION ABOUT THE TRANSACTION

     Reorganization Plan; Securities. The proposed Reorganization Plan provides that the Small Cap Fund will acquire all of the assets of the Small Company Growth Fund in exchange for the assumption by the Small Cap Fund of all of the liabilities of the Small Company Growth Fund, and for Shares, all as of the Exchange Date (defined in the Reorganization Plan to be on or about March 27, 2006, or such other date as determined by the Trustees.) The following discussion of the Reorganization Plan is qualified in its entirety by the full text of the Reorganization Plan, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

     As a result of the Transaction, each shareholder of the Small Company Growth Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Small Company Growth Fund transferred to the Small Cap Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Small Company Growth Fund owned by the shareholder as of the valuation time). The portfolio securities of the Small Company Growth Fund will be valued in accordance with the generally employed valuation procedures of BB&T Funds. The reorganization is being accounted for as a tax-free business combination. At a meeting held on November 15, 2005, all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of the Small Company Growth Fund and the Small Cap Fund and their existing shareholders, and that the economic interests of their existing shareholders would not be diluted as a result of effecting the reorganization.

     Immediately following the Exchange Date, the Small Company Growth Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and the Small Company Growth Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the Share records of the Small Cap Fund in the name of the Small Company Growth Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All Small Company Growth Fund shareholders will receive Shares of the BB&T class (Institutional, Class A, Class B or Class C) that corresponds to the Class of the Small Company Growth Fund that they hold (Institutional, Class A, Class B or Class C, respectively).

     The consummation of the reorganization is subject to the conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by consent of BB&T Funds or, if any condition set forth in the Reorganization Plan has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. If the reorganization is approved, Small Company Growth Fund shareholders who do not wish to have their Fund Shares exchanged for Shares of the Small Cap Fund should redeem their shares prior to consummation of the reorganization. If you redeem your Shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you received for them.

     All fees and expenses incurred by the Small Company Growth Fund and/or the Small Cap Fund as a direct result of the transaction contemplated by this Plan, will be borne by BB&T Asset Management, Inc., including the costs of proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be paid by the party directly incurring such expenses, and such fees and expenses will be paid by the party directly incurring such expenses if and to the extent that payment by the other party would result in the disqualification of the Small Cap Fund or the Small Company Growth Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

     The Board has determined that the interests of the existing shareholders of the Small Company Growth Fund and the Small Cap Fund will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to the Small Company Growth Fund's shareholders in accordance with the procedure under the Reorganization Plan as described above. Each Small Cap Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     BB&T Funds' Declaration of Trust permits BB&T Funds to divide its Shares of any series, without shareholder approval, into one or more classes of Shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another. Shares of certain of the BB&T Funds are currently divided into four classes:
Class A, Class B, Class C, and Institutional Shares. Institutional, Class A, Class B or Class C Shares will be distributed as applicable by BB&T Funds in connection with the Transaction. Upon consummation of the Transaction, Small Company Growth Fund shareholders holding Institutional, Class A, Class B or Class C Shares, will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Small Cap Fund.

     Under Massachusetts law, BB&T Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of BB&T Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of BB&T Funds. The Declaration of Trust provides for indemnification out of BB&T Funds property for all loss and expense of any shareholder held personally liable for the obligations of BB&T Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which BB&T Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

     Reasons For The Proposed Reorganization and Trustee Considerations. A meeting was held on November 15, 2005, for the BB&T Funds' Trustees, at which meeting all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of existing shareholders of the Small Company Growth Fund and the Small Cap Fund. The Trustees also unanimously determined that the economic interests of such shareholders would not be diluted as a result of effecting the reorganization. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously adopted the Reorganization Plan and recommended approval of the reorganization.

     In electing to approve the reorganization and recommend it to shareholders of the Small Company Growth Fund, the Trustees acted upon information provided to them, indicating that the proposed Transaction would operate in the best interests of the Small Company Growth Fund and the Small Cap Fund shareholders. In particular, the Trustees considered the following details:

      (1) The compatibility of the objectives, strategies, restrictions and investment portfolios of Small Cap Fund with those of the Small Company Growth Fund.

          As discussed under the "Synopsis," the Small Company Growth Fund and the Small Cap Fund have substantially similar fundamental investment objectives. The Trustees considered that, over time, the Small Cap Fund's flexibility to invest in either value or growth stocks, depending upon prevailing market conditions, may provide greater value to shareholders of the Small Company Growth Fund. The Funds also share similar investment strategies. While the Small Cap Fund invests generally in small capitalization stocks, the Small Company Growth Fund focuses on small capitalization "growth" stocks.

          The Trustees considered the overlap in the portfolio holdings of the Funds. BB&T Asset Management, Inc. advised the Trustees and the Trustees came to the conclusion that the objectives, strategies, restrictions and investment portfolios of the Small Cap Fund are compatible with those of the Small Company Growth Fund.

      (2) The qualifications and experience of BB&T Asset Management, Inc. and John T. Kvantas, CFA, the portfolio manager for the Small Cap Fund, and the performance history of Funds.

          The proposed Transaction will allow investment management to remain in the current investment adviser, BB&T Asset Management, Inc., under the direction of John T. Kvantas, CFA, who currently manages the Small Cap Fund. The Trustees considered the benefits that this arrangement will provide to shareholders of the Small Company Growth Fund, including Mr. Kvantas's expertise.

          John Kvantas, CFA, has managed the Small Cap Fund since its May 2003 inception. Mr. Kvantas is a Senior Vice President and portfolio manager for the Adviser. He has been with the Adviser since

          March 2003. From November 1997 to February 2003, he was a portfolio manager and equity analyst with Wachovia.

          The Trustees reviewed and compared the performance history of the Small Cap Fund and the Small Company Growth Fund. The performance history of the Small Cap Fund, although much more limited than the Small Company Growth Fund, generally compares favorably to the performance history of the Small Company Growth Fund.

      (3) The investment management efficiencies that may be gained and the potential economies of scale which could be realized.

      (4) The continuation of all shareholder services currently provided to shareholders of the Small Company Growth Fund.

      (5) The projected expense ratios of the Small Cap Fund as compared to the Small Company Growth Fund.

      (6) The Trustees considered the lack of adequate shareholder demand, the severe asset decline and the heavy shareholder redemption activity of the Small Company Growth Fund, while considering the investment similarities among the Small Company Growth Fund and the Small Cap Fund. Over the past five (5) years, net assets of the Small Company Growth Fund have declined from $247 million on September 30, 2000 to $55 million on September 30, 2005. The merger is expected to result in greater investment leverage and market presence for the Small Cap Fund. In addition, former Small Company Growth Fund shareholders would benefit from the resulting economies of scale attributable to the larger asset size of the Small Cap Fund.

      (7) The limited demand for Small Company Growth Fund shares, indicating limited prospects for growth.

      (8) The fact that the Transaction will result in a better use of resources.

      (9) The fact that any merger expense will be borne by BB&T Asset Management, Inc.

          The fees and expenses incurred directly in connection with the consummation of the Transaction that relate to the merger will be borne by BB&T Asset Management, Inc.

     (10) The fact that the Transaction is not expected to result in the recognition of any gain or loss for federal income tax purposes.

          The BB&T Funds' Trustees were informed that the proposed Transaction involving the Small Company Growth Fund and the Small Cap Fund would occur only if it could be accomplished without resulting in the imposition of federal income taxes on the Funds or any of their shareholders as a direct result of the Transaction.

     (11) The fact that the potential benefits of the Transaction will outweigh any negative potential direct or indirect consequences of the Transaction to the shareholders of the Small Company Growth Fund.

          The BB&T Fund's Trustees considered the potentially negative consequences of the Transaction on the former shareholders of the Small Company Growth Fund, as described below.

          The Board determined that the potential benefits to be gained from the proposed Transaction, outweigh the potentially negative direct or indirect consequences of the Transaction on the former shareholders of the Small Company Growth Fund. Benefits include reduced volatility, reduced expenses and transaction costs, anticipated economies of scale from increased assets, potential for greater diversification based on broader investment strategy, a favorable performance record since its inception on May 19, 2003, and the potential for greater growth through the sale of fund shares.

     (12) That the economic interests of shareholders of each of the Small Company Growth Fund and the Small Cap Fund will not be diluted as a result of the proposed Transaction.

          The BB&T Funds' Trustees were informed that the interests of the Funds' shareholders would not be diluted as a result of the proposed Transaction, and that the Small Company Growth Fund shareholders would receive, in the aggregate, Shares of the Small Cap Fund equal in value to the market value of the assets of the Small Company Growth Fund.

     (13) The recommendation of BB&T Asset Management, Inc. in favor of the Transaction.

     Federal Income Tax Consequences. The Transaction is intended to be a tax-free reorganization. As a condition to the Funds' obligation to consummate the reorganization, BB&T Funds, on behalf of the Funds, will receive one or more opinions from Ropes & Gray LLP, counsel to BB&T Funds, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, for federal income tax purposes: (i) the Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code no gain or loss will be recognized by the Small Cap Fund upon the receipt of the assets of the Small Company Growth Fund in exchange for Small Cap Fund Shares and the assumption by the Small Cap Fund of the liabilities of the Small Company Growth Fund; (iii) under Section 362(b) of the Code the basis in the hands of the Small Cap Fund of the assets of the Small Company Growth Fund transferred to the Small Cap Fund in the transaction will be the same as the basis of such assets in the hands of the Small Company Growth Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code the holding periods of the assets of the Small Company Growth Fund in the hands of the Small Cap Fund will include the periods during which such assets were held by the Small Company Growth Fund; (v) under Section 361 of the Code no gain or loss will be recognized by the Small Company Growth Fund upon the transfer of the Small Company Growth Fund's assets to the Small Cap Fund in exchange for Small Cap Fund Shares and the assumption by the Small Cap Fund of the liabilities of the Small Company Growth Fund, or upon the distribution of Small Cap Fund Shares by the Small Company Growth Fund to its shareholders in liquidation; (vi) under
Section 354 of the Code no gain or loss will be recognized by the Small Company Growth Fund's shareholders upon the exchange of their Shares for Small Cap Fund Shares; (vii) under Section 358 of the Code the aggregate basis of Small Cap Fund Shares each Small Company Growth Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Small Company Growth Fund Shares, exchanged therefor; (viii) under Section 1223(1) of the Code each Small Company Growth Fund shareholder's holding period for his or her Small Cap Fund Shares will be determined by including the period for which he or she held the Small Company Growth Fund Shares exchanged therefor, provided that he or she held such Small Company Growth Fund Shares as capital assets; and
(ix) the Small Cap Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder) the items of the Small Company Growth Fund described in Section 381(c) of the Code.

     The opinion will express no view with respect to the effect of the Transaction on certain contracts or securities (including, in particular, futures contracts, certain foreign currency contracts, "non-equity" options and investments in "passive foreign investment companies") required under the Code to be marked-to-market (treated as sold for their fair market value) at the end of a taxable year (or upon their termination or transfer).

     The opinion will be based on certain factual certifications made by the officers of the Funds and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Transaction will be as described above.

     It is possible that the Small Cap Fund's ability to utilize either its own or the Small Company Growth Fund's pre-Transaction losses to offset the post-Transaction gains of the combined fund will be limited as a result of the Transaction due to the application of loss limitation rules under federal tax law. In addition, for five years beginning after the closing date, the combined Fund will not be allowed to offset gains "built in" to either Fund at the time of the Transaction against capital losses (including capital loss carryforwards) built in to the other Fund. The effect of these limitations, however, will depend on the amount of losses in each Fund at the time of the Transaction. As a result, under certain circumstances the shareholders of either Fund could receive taxable distributions earlier than they would if the Transaction were not to have occurred.

     A portion of the portfolio assets of the Small Company Growth Fund may be sold in connection with the Transaction. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Small Company Growth Fund's basis in such assets. Any net capital gains recognized in these sales will be distributed to the Small Company Growth Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

     At or before the closing of the Transaction, the Small Company Growth Fund will, and the Small Cap Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Transaction (after reduction by any available capital loss carryforwards), if any, through the closing of the Transaction. Such distributions will be taxable to shareholders.

     This description of the federal income tax consequences of the Transaction is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Transaction, including the applicability and effect of state, local, non-U.S. and other tax laws.

     VOTING RIGHTS. Each shareholder of the Small Company Growth Fund is entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of the Small Company Growth Fund, as holders of Institutional, Class A, Class B or Class C Shares of the Small Cap Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the Small Cap Fund. As shareholders of the considerably larger Small Cap Fund following the Transaction, the former shareholders of the Small Company Growth Fund will possess less proportional voting power when they vote separately as Small Cap Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Small Company Growth Fund.

     CAPITALIZATION.  The following tables set forth as of September 30, 2005
(i) the capitalization of the Small Company Growth Fund, (ii) the capitalization of the Small Cap Fund, and (iii) the pro forma capitalization of the Small Cap Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

                                                   BB&T SMALL COMPANY GROWTH FUND
                                          -------------------------------------------------
                                          INSTITUTIONAL    CLASS A      CLASS B     CLASS C
                                          -------------   ----------   ----------   -------
Net Assets ($)..........................  $ 42,923,630    $7,619,433   $5,010,383   $16,530
Shares..................................     2,848,940       524,261      376,701     1,242
Net Asset Value per Share ($)...........  $      15.07    $    14.53   $    13.30   $ 13.31

                                                         BB&T SMALL CAP FUND
                                          -------------------------------------------------
                                          INSTITUTIONAL    CLASS A      CLASS B     CLASS C
                                          -------------   ----------   ----------   -------
Net Assets ($)..........................  $ 61,046,328    $1,603,690   $  259,345   $ 4,283
Shares..................................     3,713,527        97,933       16,098       266
Net Asset Value per Share ($)...........  $      16.44    $    16.38   $    16.11   $ 16.10

                                               BB&T SMALL CAP FUND PRO FORMA COMBINED
                                          -------------------------------------------------
                                          INSTITUTIONAL    CLASS A      CLASS B     CLASS C
                                          -------------   ----------   ----------   -------
Net Assets ($)..........................  $103,969,958    $9,223,123   $5,269,728   $20,813
Shares..................................     6,324,453       563,100      327,109     1,293
Net Asset Value per Share ($)...........  $      16.44    $    16.38   $    16.11   $ 16.10

              INFORMATION ABOUT THE SMALL COMPANY GROWTH FUND AND
                               THE SMALL CAP FUND

SMALL COMPANY GROWTH FUND

  INVESTMENT OBJECTIVE

     The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

  PRINCIPAL INVESTMENT STRATEGIES

     To pursue this goal, the Fund invests primarily in common stocks of U.S. small capitalization growth companies whose capitalization is within the range of those companies in the Russell 2000(R) Growth Index and which the portfolio manager believes have above-average earnings growth potential.

     In managing the Fund's portfolio, the manager initially screens for "growth" stocks from the universe of companies with market capitalization under $3 billion. The manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

     The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance expectations or the stock's relative price momentum declines meaningfully.

     The Fund may also invest in certain other equity securities in addition to those described above.

  PRINCIPAL INVESTMENT RISKS

     Your investment in the Fund may be subject to the following principal risks:

     Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

     Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

     Investment Style Risk: The possibility that the market segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or market averages.

     The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

     The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, an unmanaged index generally representative of small to mid-sized companies which have higher price-to-book and higher price-to-earnings ratios. Of course, past performance does not indicate how the Fund will perform in the future.

     The returns for Class B Shares and Class C Shares will differ from the Class A Share returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B and Class C shareholders redeem all of their fund shares at the end of the period indicated.

                        PERFORMANCE BAR CHART AND TABLE
          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)

(in percents)

96                                                                               30.77
97                                                                                4.69
98                                                                                3.03
99                                                                               72.23
2000                                                                            -15.33
01                                                                              -37.09
02                                                                              -31.95
03                                                                               32.73
04                                                                                9.99
05                                                                                7.18

     The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

Best quarter:            47.83%   12/31/99
Worst quarter:          -29.56%    9/30/01

                          AVERAGE ANNUAL TOTAL RETURNS
                  (for the periods ended December 31, 2005)(1)


                                                                                                                  SINCE
                                                                        1 YEAR   5 YEARS(4)   10 YEARS(3,4)   INCEPTION(3,4)
                                                                        ------   ----------   -------------   --------------
CLASS A SHARES (with 5.75% sales charge)(2)                                                                    (12/7/94)
  Return Before Taxes.................................................   1.04%      -8.79%        2.65%            6.47%
  Return After Taxes on Distributions.................................   1.04%      -8.79%        1.90%            5.77%
  Return After Taxes on Distributions and
     Sale of Fund Shares..............................................   0.67%      -7.24%        2.26%            5.69%
CLASS B SHARES
(with applicable Contingent Deferred Sales Charge)                                                             (12/7/94)
  Return Before Taxes.................................................   2.37%      -8.58%        2.48%            6.32%
CLASS C SHARES
(with applicable Contingent Deferred Sales Charge)                                                             (12/7/94)
  Return Before Taxes.................................................   6.36%      -8.37%        2.88%            6.69%
INSTITUTIONAL SHARES                                                                                           (12/7/94)
  Return Before Taxes.................................................   7.44%      -7.47%        3.53%            7.33%
RUSSELL 2000 GROWTH INDEX
(reflects no deductions for fees, expenses, or taxes).................   4.15%       2.28%        4.69%            7.22%(5)

---------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B, Class C and Institutional Shares will vary.

(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(5) Since 11/30/94.

SMALL CAP FUND

  INVESTMENT OBJECTIVE

     The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization companies.

  PRINCIPAL INVESTMENT STRATEGIES

     To pursue this goal, the Fund invests primarily in common stocks of U.S. small capitalization companies whose capitalization is less than $3 billion and which the portfolio manager believes are undervalued and have a favorable outlook.

     In managing the Fund's portfolio, the manager initially screens for stocks from the universe of companies with market capitalization under $3 billion. The portfolio manager then attempts to diversify across different economic sectors selecting those stocks that he believes have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the financial and valuation characteristics of a particular issuer.

     The Fund may also invest in certain other equity securities in addition to those described above.

  PRINCIPAL INVESTMENT RISKS

     Your investment in the Fund may be subject to the following principal risks:

     Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

     Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

     Investment Style Risk: The possibility that the market segment on which this Fund focuses -- small company value stocks -- will underperform other kinds of investments or market averages.

     The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

     The chart and table on this page show how the Small Cap Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the Russell 2000(R) Index, a widely recognized, unmanaged index of common stocks that measures the performance of small to mid-sized companies. Of course, past performance does not indicate how the Fund will perform in the future.

     The returns for Class B Shares and Class C Shares will differ from the Class A Share returns shown in the bar chart because of differences in expenses of each class.

                        PERFORMANCE BAR CHART AND TABLE
          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(1)

(in percents)

2004                                                                             23.52
2005                                                                              9.26

     The performance information shown above is based on a calendar year.

  Best quarter:           12.20%   12/31/03
  Worst quarter:          -0.71%    3/31/05



                          AVERAGE ANNUAL TOTAL RETURNS
                  (for the periods ended December 31, 2005)(1)

                                                                                   SINCE
                                                                        1 YEAR    INCEPTION
                                                                        -------    ------
CLASS A SHARES(2)
  (with 5.75% sales charge)                                                       (5/19/03)
  Return Before Taxes.................................................    2.95%    20.60%
  Return After Taxes on Distributions.................................    0.67%    19.13%
  Return After Taxes on Distributions and Sale of Fund Shares.........    4.31%    17.66%
CLASS B SHARES
  (with applicable Contingent Deferred Sales Charge)                              (5/19/03)
  Return Before Taxes.................................................    4.77%    21.57%
CLASS C SHARES
(with applicable Contingent Deferred Sales Charge)                                (5/19/03)
  Return Before Taxes.................................................    8.49%    22.36%
INSTITUTIONAL SHARES                                                              (5/19/03)
  Return Before Taxes.................................................    9.60%    23.64%
RUSSELL 2000 INDEX(4)
(reflects no deductions for fees, expenses or taxes)..................    4.55%    22.26%(3)
RUSSELL 2000 VALUE INDEX(4)
(reflects no deductions for fees, expenses or taxes)..................    4.71%    23.74%(3)

---------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

(3) Since 5/22/03.

(4 )The benchmark index for the Fund has changed from the Russell 2000 Value
    Index to the Russell 2000 Index in order to provide a better comparison for the Fund's investment policies.

SMALL COMPANY GROWTH FUND -- MANAGEMENT'S COMMENTARY

     For the 12 months ended September 30, 2005, the Fund produced a total return of 21.93% (Institutional Shares), compared to 17.97% for its benchmark, the Russell 2000(R) Growth Index.

  WE RODE GAINS IN TELECOM, TECHNOLOGY AND HEALTH CARE

     The Fund had a good year, significantly outperforming the S&P Index(1) and our primary benchmark, the Russell 2000(R) Growth Index.

     This outperformance was due, in large measure, to sterling returns from some of our telecommunications, technology and health care holdings, such as Alamosa Holding Inc. (3.5% of the portfolio's net assets), a provider of wireless communications services; Comtech Telecommunications (1.9%), which designs, produces and markets sophisticated components and systems used by the Defense Dept.; SFBC International, Inc. (2.1%), which provides research and development services for pharmaceutical and biotechnology companies; and Chemed Corp. (1.9%, a provider of home healthcare services.(2)

     Also, the Fund's overweight in energy for much of the latter half of our reporting period, also helped immensely, as energy stocks had a big run. Holdings such as Atwood Oceanics, Inc. (2.1%) and Superior Energy Services, Inc. (1.9%) contributed to the Fund's outsized performance. Further, we benefited on a relative basis from a distinct underweight in consumer discretionary stocks, which did poorly as a group in the last quarter of our period.(2)

     As of September 30, 2005, the top five equity holdings in the Fund were Alamosa Holdings, Inc. (3.5%), Foundation Coal Holdings, Inc. (2.6%), Cutera, Inc. (2.4%), Arris Group, Inc. (2.4%) and Labor Ready, Inc. (2.3%).(2)

  LOOKING FORWARD, WE FACE CYCLICAL RISK AVERSION

     Small-cap stocks generally perform best in an expanding economy, when investors are more inclined to take on risk. At present, however, we are at a point in the economic cycle when investors are looking to assume less risk. In this slower-growth environment, many investors opt for larger, more established companies, and this presents a challenge to a small-cap fund such as ours.

     However, these circumstances could be temporary. We hope that the Federal Reserve's series of rate hikes will come to an end reasonably soon. A cessation, especially followed by Fed rate cuts, would be stimulative to the economy and greatly improve the climate for small company growth stocks.

---------------

1 The S&P 500 Index is an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees.

2 Portfolio composition is as of September 30, 2005 and is subject to change.

GRAPH

                                                  BB&T SMALL COMPANY           BB&T SMALL COMPANY
                                                 GROWTH FUND (CLASS A      GROWTH FUND (INSTITUTIONAL    RUSSELL 2000(R) GROWTH
                                                       SHARES)*                     SHARES)                       INDEX
                                                 --------------------      --------------------------    ----------------------
09/95                                                   9423.00                     10000.00                    10000.00
12/95                                                   9994.00                     10611.00                    10148.00
                                                       11278.00                     11977.00                    10731.00
                                                       12834.00                     13651.00                    11358.00
                                                       13658.00                     14537.00                    11261.00
12/96                                                  13068.00                     13920.00                    11291.00
                                                       10420.00                     11103.00                    10107.00
                                                       12393.00                     13212.00                    11881.00
                                                       15146.00                     16160.00                    13891.00
12/97                                                  13682.00                     14610.00                    12752.00
                                                       14921.00                     15942.00                    14267.00
                                                       14222.00                     15196.00                    13448.00
                                                       11540.00                     12344.00                    10441.00
12/98                                                  14097.00                     15091.00                    12909.00
                                                       14611.00                     15649.00                    12692.00
                                                       15303.00                     16395.00                    14564.00
                                                       16423.00                     17609.00                    13848.00
12/99                                                  24279.00                     26055.00                    18472.00
                                                       28764.00                     30887.00                    20187.00
                                                       25318.00                     27215.00                    18698.00
                                                       25348.00                     27261.00                    17956.00
12/00                                                  20558.00                     22131.00                    14329.00
                                                       15371.00                     16552.00                    12150.00
                                                       16209.00                     17462.00                    14334.00
                                                       11418.00                     12307.00                    10309.00
12/01                                                  12933.00                     13950.00                    13007.00
                                                       12199.00                     13168.00                    12752.00
                                                       10533.00                     11377.00                    10750.00
                                                        8829.00                      9547.00                     8437.00
12/02                                                   8801.00                      9517.00                     9071.00
                                                        8500.00                      9201.00                     8719.00
                                                       10025.00                     10863.00                    10824.00
                                                       10825.00                     11734.00                    11957.00
12/03                                                  11682.00                     12673.00                    13474.00
                                                       11973.00                     12990.00                    14226.00
                                                       11512.00                     12495.00                    14239.00
                                                       11258.00                     12228.00                    13383.00
12/04                                                  12849.00                     13969.00                    15401.00
                                                       12406.00                     13504.00                    14350.00
                                                       12802.00                     13940.00                    14849.00
09/05                                                  13677.00                     14909.00                    15787.00

                          AVERAGE ANNUAL TOTAL RETURNS

                                                 INCEPTION     1         5       10
AS OF SEPTEMBER 30, 2005                           DATE       YEAR     YEAR     YEAR
------------------------                         ---------   ------   -------   -----
Class A Shares*................................   12/7/94    14.50%   -12.65%   3.18%
Class B Shares**...............................    1/1/96(1) 16.58%   -12.40%   3.04%
Class C Shares***..............................    2/1/01(1) 20.56%   -12.21%   3.44%
Institutional Shares...........................   12/7/94    21.93%   -11.37%   4.07%
Russell 2000(R) Growth Index...................       N/A    17.97%    -2.54%   4.67%

---------------

  * Reflects 5.75% maximum sales charge.

 ** Reflects the applicable contingent deferred sales charge (CDSC), maximum of 5.00%.

*** Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).

(1) Class B Shares were not in existence prior to 1/1/96. Performance for the periods prior to that is based on the historical performance of the Class A Shares, and has been adjusted for the maximum CDSC applicable to the Class B Shares, but does not include the Class B Shares 12b-1 fees, which if reflected, would have lowered performance. Class C Shares were not in existence before 2/1/01. Performance for periods prior to that is based on the historical performance of the Class A Shares and has been adjusted for the maximum CDSC applicable to Class C Shares, but does not reflect the Class C Shares 12b-1 fees, which if reflected, performance would have been lower.

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARE, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.BBTFUNDS.COM.

     The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains.

     The Fund is measured against the Russell 2000(R) Growth Index, an unmanaged index which is comprised of the securities in the Russell 2000(R) Index which have a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

     A portion of the Fund's fee has been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

SMALL CAP FUND -- MANAGEMENT'S COMMENTARY

     For the 12 months ended September 30, 2005, the Fund produced a total return of 19.99% (Institutional Shares), compared to 17.75% for its benchmark, the Russell 2000(R) Value Index.

  WE THRIVED ON MANY FRONTS IN THE SMALL-COMPANY SECTOR

     The Fund had a good year, outpacing both the 12.25% return for the S&P 500 Index(1)and our primary benchmark, the Russell 2000(R) Value Index.

     Small-company stocks generally do well in strong economies, and while gross domestic product growth during the last four quarters slowed modestly from the previous 12-month period, the economy's continued expansion was still strong enough to support sock-price growth in the small-cap arena.

     We also benefited from an overweight in the energy sector; energy stocks soared for much of the period and our energy holdings added significantly to the fund's outperformance. Good stock selection also played an important role, as we outgained our benchmark in the areas of health care, financials and information technology. The Fund's strong performance was somewhat offset by weak stock selection in the materials and utilities sectors. In particular, the Fund's lack of exposure to metals and mining stocks hurt performance.

     Some of our winning stocks included Investment Technology Group, Inc. (1.4% of the portfolio's net assets), a provider of equity trading services; Register.com, Inc. (1.4%), which provides Internet services for businesses and consumers; and Imation Corp. (2.2%) a data-storage company that prospered from solid revenue growth and effective cost-cutting measures.(2) As of September 30, 2005, the top five equity holdings in the Fund were CNA Surety Corp. (2.3%), Imation Corp. (2.2%), Oil States International Inc. (1.8%), Innkeepers USA Trust (1.7%) and Colonial BancGroup, Inc. (1.5%).(2)

  SOME CHALLENGES LIE AHEAD

     Looking ahead, we see some headwinds that could challenge small-company stocks. We expect economic growth to decelerate somewhat, the effects of the Federal Reserve's tightening policy to continue to work their way through the economy and the markets, and high levels of consumer debt to potentially weigh down consumer discretionary stocks.

     Consequently, as of the end of our fiscal year, 9.3% of the fund's assets were in cash and cash equivalents, a higher-than-usual cash level for us.(2)

     Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and principal value will fluctuate so that an investor's share,

---------------

1 The S&P 500 Index is an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees.

2 Portfolio composition is as of September 30, 2005 and is subject to change.

when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

GRAPH

                                                   BB&T SMALL CAP FUND         BB&T SMALL CAP FUND        RUSSELL 2000(R) VALUE
                                                    (CLASS A SHARES)*        (INSTITUTIONAL SHARES)               INDEX
                                                   -------------------       ----------------------       ---------------------
5/19/03                                                  9425.00                    10000.00                    10000.00
                                                        10144.00                    10753.00                    10169.00
                                                        10785.00                    11443.00                    10955.00
12/03                                                   12101.00                    12851.00                    12748.00
                                                        12853.00                    13649.00                    13630.00
                                                        13322.00                    14149.00                    13746.00
                                                        13539.00                    14393.00                    13766.00
12/04                                                   14948.00                    15905.00                    15584.00
                                                        14842.00                    15795.00                    14964.00
                                                        15732.00                    16751.00                    15724.00
09/05                                                   16198.00                    17271.00                    16210.00

                          AVERAGE ANNUAL TOTAL RETURNS

                                                         INCEPTION              SINCE
AS OF SEPTEMBER 30, 2005                                   DATE      1 YEAR   INCEPTION
------------------------                                 ---------   ------   ---------
Class A Shares*........................................   5/19/03    12.74%     22.60%
Class B Shares**.......................................   5/19/03    14.79%     23.78%
Class C Shares***......................................   5/19/03    18.71%     24.68%
Institutional Shares...................................   5/19/03    19.99%     25.97%
Russell 2000(R) Value Index............................   5/31/03    17.75%     23.00%

---------------

  * Reflects 5.75% maximum sales charge.

 ** Reflects the applicable contingent deferred sales charge (CDSC), maximum of 5.00%.

*** Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.BBTFUNDS.COM.

     The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains.

     The Fund is measured against the Russell 2000(R) Value Index, an unmanaged index which is comprised of the securities found in the Russell 2000(R) with lower price-to-book ratios and lower forecasted growth values. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

FUND MANAGEMENT

     Investment Advisor -- BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as investment advisor to the Funds. The Adviser is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of October 14, 2005, BB&T had assets of approximately $107.1 billion. Through its subsidiaries, BB&T operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia, and Washington, D.C., providing a broad range of financial services to individuals and businesses.

     In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages discretionary assets of more than $16 billion.

     Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

     The management fees paid by the Funds for the fiscal year ended September 30, 2005 are as follows:

                                                               AS A PERCENTAGE OF
                                                               AVERAGE NET ASSETS
                                                               ------------------
BB&T Small Company Growth Fund..............................         0.85%
BB&T Small Cap Fund.........................................         0.80%

     A discussion regarding the basis for the board of trustees approving the investment advisory agreement with BB&T Asset Management is available in the Fund's annual report for the period ended September 30, 2005.

PORTFOLIO MANAGERS

  SMALL COMPANY GROWTH FUND

     David Nolan has managed or has been a member of the team that manages the BB&T Small Company Growth Fund since January 2005. Mr. Nolan has managed the BB&T Mid Cap Growth Fund since its inception and the OVB Capital Appreciation Fund (predecessor to the BB&T Mid Cap Growth Fund) since December 1993. Mr. Nolan is a Senior Vice President and portfolio manager with the Adviser. He has been with the Adviser and its predecessors since 1985.

  SMALL CAP FUND

     John Kvantas, CFA, has managed the Small Cap Fund since its May 2003 inception. Mr. Kvantas is a Senior Vice President and portfolio manager for the Adviser. He has been with the Adviser since March 2003. From November 1997 to February 2003, he was a portfolio manager and equity analyst with Wachovia.

LEGAL PROCEEDINGS

     There are no pending material legal proceedings to which BB&T Funds, the Small Company Growth Fund or the Small Cap Fund is a party.

VALUATION

     Net Asset Value. The price of Fund Shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. Each Fund's NAV is calculated at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, each day the New York Stock Exchange is open.

PURCHASING AND ADDING TO YOUR SHARES

     You may purchase Shares on the days when the Fund is open for business. Your purchase price will be the next NAV, plus a sales charge for Class A shares which varies based upon the quantity, after your purchase order, completed application and full payment have been received by the Funds.

     You may purchase Class A, Class B or Class C Shares through BB&T Funds Distributor, Inc. or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on purchasing shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase orders.

     Institutional shares may only be purchased through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor or by individuals or corporations investing $1,500,000 or more. These parties are responsible for transmitting orders by close of business.

     The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

CLASS AMOUNTS

     The minimum initial investment in Class A Shares, Class B Shares, or Class C Shares of the Funds offered by this Prospectus is $1,000 ($25 if purchased through an Automatic Investment Plan). Subsequent investments for the Automatic Investment Plan must be in amounts of at least $25. The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,500,000. An Institutional Shareholder's minimum investment cannot be calculated by combining all accounts he/she maintains with BB&T Funds; rather, the shareholder must meet the minimum amount for each Fund in which he or she wishes to invest.

     A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash and traveler's checks are not accepted.

AUTOMATIC INVESTMENT PROGRAM

     You may make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security, or other regular investment checks. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account. To invest regularly from your bank account, complete the Automatic Investment Plan portion on your Account Application or the supplemental sign-up form.

AVOID WITHHOLDING TAX

     Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and to provide a correct tax identification number (Social Security Number for most investors) on the account application.

REDEMPTION.

SELLING YOUR SHARES

     You may sell your Shares at any time. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you.

     If selling shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

     By telephone: Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

     By mail: Call 1-800-228-1872 to request redemption forms or write a letter of instruction with (i) your Fund and account number, (ii) the amount you wish to redeem, (iii), the address to where the check should be sent, (iv) the account owner's signature. Send the letter to BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

     By overnight service: Either call 1-800-228-1872 to request redemption forms or write a letter of instruction with (i) your Fund and account number,
(ii) the amount you wish to redeem, (iii), the address to where the check should be sent, (iv) the account owner's signature. Send the information to BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Seltzer Road, Columbus, OH 43219.

REDEMPTION IN WRITING REQUIRED

     You must request redemption in writing for redemption from an Individual Retirement Account ("IRA"). You must request redemption in writing and obtain a signature guarantee if: the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; your account address has changed within the last ten business days; the redemption proceeds are being transferred to another Fund account with different registration; or the redemption proceeds are being wired to bank instructions currently not on your account.

     A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

     The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent is satisfied that the check has cleared.

AUTOMATIC WITHDRAWAL PLAN -- CLASS A, B AND C SHARES

     You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature, complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872 and include with it a voided personal check. Your account must have at least $5000 or more to begin withdrawals. If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

     When you have made an investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared.

CLOSING OF SMALL ACCOUNTS

     If your account falls below $1,000 ($1,500,000 for Institutional Shares), the Fund may ask you to increase your balance. If it is still below the $1,000 (or $1,500,000 for Institutional Shares) minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

DIVIDENDS AND DISTRIBUTIONS.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

     This section describes the sales charges and fees you will pay as an investor and ways to qualify for reduced sales charges.

                             CLASS A               CLASS B               CLASS C         INSTITUTIONAL
                       -------------------   -------------------   -------------------   -------------
Charge (Load)          Front-end sales       No front-end sales    No front-end sales    None
                       charge; the sales     charge. A             charge. A
                       charge decreases      contingent deferred   contingent deferred
                       with larger           sales charge (CDSC)   sales charge (CDSC)
                       purchases.            will be imposed on    will be imposed on
                                             Shares redeemed       Shares redeemed
                                             within 6 years        within 12 months
                                             after purchase.       after purchase.
Distribution/Service   Subject to annual     Subject to annual     Subject to annual     None
  (12b-1) Fee          distribution and      distribution and      distribution and
                       shareholder           shareholder           shareholder
                       servicing fees of     servicing fees of     servicing fees of
                       up to 0.50% of the    up to 1.00% of the    up to 1.00% of the
                       Fund's average        Fund's average        Fund's average
                       daily net assets.     daily net assets.     daily net assets
                                                                   assets.
Conversion             None                  Converts to Class A   None                  None
                                             Shares after 8
                                             years.

CALCULATION OF SALES CHARGES

CLASS A SHARES

     Class A Shares are sold at their public offering price. This price equals the NAV plus the initial sales charge, if applicable. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund Shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

     The current sales charge rates are as follows:

                                                        SALES CHARGE AS A   SALES CHARGE AS A
                                                          % OF OFFERING         % OF YOUR
YOUR INVESTMENT                                               PRICE            INVESTMENT
---------------                                         -----------------   -----------------
Up to $49,999.........................................        5.75%               6.10%
$50,000 to $99,999....................................        4.50%               4.71%
$100,000 up to $249,999...............................        3.50%               3.63%
$250,000 up to $499,999...............................        2.50%               2.56%
$500,000 up to $999,999...............................        2.00%               2.04%
$1,000,000 and above*.................................        0.00%               0.00%

---------------

* There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvented distributions. For sales of over $1 million or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

SALES CHARGE REDUCTIONS

     Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances:

     Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     Rights of Accumulation. When the value of Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

     Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

CLASS B SHARES

     Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you invest is used to purchase Fund shares. However, if you sell your Class B Shares before the end of the sixth anniversary of purchase, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     Class B Shares are subject to the following CDSC schedule:

                                                                  CDSC AS A %
                                                                 DOLLAR AMOUNT
YEARS SINCE PURCHASE                                           SUBJECT TO CHARGE
--------------------                                           -----------------
0-1.........................................................         5.00%
1-2.........................................................         4.00%
2-3.........................................................         3.00%
3-4.........................................................         3.00%
4-5.........................................................         2.00%
5-6.........................................................         1.00%
more than 6.................................................         None

SALES CHARGE WAIVERS

     The following transactions qualify for waivers of sales charges that apply to Class A Shares:

     - Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

     - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

     - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

     - BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchaser of a BB&T Fund subject to a sales load);

     - Investors who beneficially hold Institutional Shares of any Fund of the BB&T Funds;

     - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares; and

     - Investors whose shares are held of record by, and purchase made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.

     The Distributor may also waive the sales charge at any time in its own discretion.

CLASS B AND C SHARES

     The CDSC will be waived under certain circumstances, including the following:

     - Minimum required distributions from an IRA or other qualifying retirement plan to a Shareholder who has attained age 70 1/2.

     - Redemptions from accounts following the death or disability of the shareholder.

     - Returns of excess contributions to retirement plans.

     - Distributions of less than 12% of the annual account value under the Automatic Withdrawal Plan.

     - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

     - Investors who purchased through the Cash Sweep Program at BB&T Treasury Services Division (Class B Shares only).

DISTRIBUTIONS AND SERVICE (12b-1) FEES

     - 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's Shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

      - The 12b-1 and shareholder servicing fees vary by Share class as follows:

      - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

      - Class B Shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than Class A Shares.

     - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expense for Class C Shares to be higher and dividends to be lower than for Class A Shares.

     - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

CONVERSION TO CLASS A SHARES

     Class B Shares convert automatically to Class A Shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.50% of the average daily net assets.

EXCHANGING YOUR SHARES

     You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares, Class B Shares, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 7 calendar days of a purchase or exchange transaction.

AUTOMATIC EXCHANGES -- CLASS B SHARES ONLY

     You can use the Funds' Automatic Exchange feature to purchase Class B Shares of the Funds at regular intervals through regular, automatic redemptions from the your BB&T Fund account. Shareholders investing directly in Class B Shares of the Money Market Funds, as opposed to Shareholders obtaining Class B Shares of the Money Market Funds upon exchange of Class B Shares of any of the other Funds will be requested to participate in the Auto Exchange Plan and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B Shares have been withdrawn from the U.S. Treasury or Prime Money Market Fund within 2 years of purchase. To participate in the Automatic Exchange Plan:

     - Complete the appropriate section of the Account Application.

     - Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.

     To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 182533, Columbus, Ohio 43218-2533.

INSTRUCTIONS FOR EXCHANGING SHARES

     Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

     See "Selling your Shares" for important information about telephone transactions.

MARKET TIMING

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds due to market timing strategies, we have adopted certain policies and procedures. To deter market timing, the Funds impose redemption fees on shares sold within seven calendar days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the money market funds. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under "Shareholder Information -- Redemption Fees."

     We also reserve the right to close any account in which we have identified a pattern of excessive or abusive trading.

     We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. In addition, although we will attempt to assess the redemption fee on all applicable redemptions, we cannot guarantee that we will succeed in doing so. For example, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. These types of accounts generally include multiple investors and typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and to identify market timing activity.

     We will apply our policies and procedures consistently to all fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of fund shareholders, or to comply with state or Federal legal requirements.

NOTES ON EXCHANGES

     - When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     - Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

FAIR VALUE PRICING POLICIES

     A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds' Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in a Fund.

     A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Information regarding the Funds' policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

INVESTMENT IN EXCHANGE-TRADED FUNDS

     The Small Cap Fund and the Small Company Growth Fund may each invest in index-based exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)*").

     iShares(R) is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "Additional Investment Strategies and Risks" for information regarding the risks associated with investment in an exchange-traded fund.

     Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

---------------

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

                          DIVIDENDS AND DISTRIBUTIONS

     All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Institutional Share dividends are higher than Class A Share dividends which are higher than Class B and Class C Share dividends. This is because Institutional Shares have lower operating expenses than Class A Shares, which have lower operating expenses than Class B and Class C Shares. Income dividends for the Small Cap Fund are declared and paid monthly. Capital gains are distributed at least annually.

     Distributions are made on a per Share basis regardless of how long you've owned your Shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

     Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains through December 31, 2008. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

     A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect timing or amount of Fund's distributions.

     Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

     BB&T Funds will send you a statement each year showing the tax status of all your distributions. For each Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

     Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

     If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return. Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local taxes as well.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     This information has been audited by KPMG LLP as indicated in their report on the audit of the Funds' financial statements. This report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS, SMALL COMPANY GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                       Investment Activities                             Dividends
                                             -----------------------------------------   ------------------------------------------
                                                              Net
                                                           Realized/
                                 Net Asset      Net       Unrealized
                                  Value,     Investment      Gains          Total From      Net       Net Realized
                                 Beginning     Income     (Losses) on       Investment   Investment     Gains on          Total
                                 of Period     (Loss)     Investments       Activities     Income      Investments      Dividends
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
CLASS A SHARES
 Year Ended September 30, 2005    $11.96        (0.13)(b)     2.70              2.57           --            --              --
 Year Ended September 30, 2004     11.50        (0.15)(b)     0.61              0.46           --            --              --
 Year Ended September 30, 2003      9.38        (0.14)        2.26              2.12           --            --              --
 Year Ended September 30, 2002     12.13        (0.17)(b)    (2.58)            (2.75)          --            --              --
 Year Ended September 30, 2001     34.87        (0.20)      (16.20)           (16.40)          --         (6.34)          (6.34)
CLASS B SHARES
 Year Ended September 30, 2005     11.03        (0.21)(b)     2.48              2.27           --            --              --
 Year Ended September 30, 2004     10.68        (0.22)(b)     0.57              0.35           --            --              --
 Year Ended September 30, 2003      8.78        (0.18)(b)     2.08              1.90           --            --              --
 Year Ended September 30, 2002     11.43        (0.25)(b)    (2.40)            (2.65)          --            --              --
 Year Ended September 30, 2001     33.53        (0.31)      (15.45)           (15.76)          --         (6.34)          (6.34)
CLASS C SHARES
 Year Ended September 30, 2005     11.04        (0.21)(b)     2.48              2.27           --            --              --
 Year Ended September 30, 2004     10.70        (0.22)(b)     0.56              0.34           --            --              --
 Year Ended September 30, 2003      8.79        (0.18)(b)     2.09              1.91           --            --              --
 Year Ended September 30, 2002     11.45        (0.23)(b)    (2.43)            (2.66)          --            --              --
 February 1, 2001 to September
 30, 2001(a)                       19.98        (0.08)       (8.45)            (8.53)          --            --              --
INSTITUTIONAL SHARES
 Year Ended September 30, 2005     12.36        (0.11)(b)     2.82              2.71           --            --              --
 Year Ended September 30, 2004     11.86        (0.12)(b)     0.62              0.50           --            --              --
 Year Ended September 30, 2003      9.65        (0.11)        2.32              2.21           --            --              --
 Year Ended September 30, 2002     12.44        (0.14)       (2.65)            (2.79)          --            --              --
 Year Ended September 30, 2001     35.49        (0.15)      (16.56)           (16.71)          --         (6.34)          (6.34)

                                                                                  Ratios/Supplementary Data
                                                             -------------------------------------------------------------------
                                                                                      Ratio of Net
                                   Net          Total          Net       Ratio of      Investment
                                  Assets       Return         Assets     Expenses        Income         Ratio of
                                  Value,      (Excludes       End of    to Average     (Loss) to       Expenses to     Portfolio
                                  End of        Sales         Period        Net       Average Net        Average       Turnover
                                  Period     Charge)(c)       (000)      Assets(d)     Assets(d)     Net Assets*(d)     Rate**
                                  ------   ---------------   --------   -----------   ------------   ---------------   ---------
CLASS A SHARES
 Year Ended September 30, 2005    $14.53        21.49%       $  7,619      1.38%         (0.95)%           1.81%         81.37%
 Year Ended September 30, 2004     11.96         4.00           5,958      1.55          (1.22)            1.91         211.60
 Year Ended September 30, 2003     11.50        22.60           6,007      1.62          (1.20)            1.87         197.85
 Year Ended September 30, 2002      9.38       (22.67)          5,145      1.73          (1.43)            1.98         292.94
 Year Ended September 30, 2001     12.13       (54.95)          8,333      1.72          (0.86)            1.97         286.49
CLASS B SHARES
 Year Ended September 30, 2005     13.30        20.58           5,010      2.13          (1.74)            2.31          81.37
 Year Ended September 30, 2004     11.03         3.28           6,272      2.30          (1.98)            2.41         211.60
 Year Ended September 30, 2003     10.68        21.64           7,520      2.37          (1.95)            2.37         197.85
 Year Ended September 30, 2002      8.78       (23.18)          6,703      2.48          (2.18)            2.48         292.94
 Year Ended September 30, 2001     11.43       (55.33)          9,356      2.48          (1.62)            2.48         286.49
CLASS C SHARES
 Year Ended September 30, 2005     13.31        20.56              17      2.14          (1.76)            2.33          81.37
 Year Ended September 30, 2004     11.04         3.18              45      2.30          (1.98)            2.41         211.60
 Year Ended September 30, 2003     10.70        21.73              50      2.37          (1.95)            2.37         197.85
 Year Ended September 30, 2002      8.79       (23.23)             31      2.47          (2.11)            2.47         292.94
 February 1, 2001 to September
 30, 2001(a)                       11.45       (42.69)              8      2.42          (1.99)            2.42         286.49
INSTITUTIONAL SHARES
 Year Ended September 30, 2005     15.07        21.93          42,924      1.13          (0.77)            1.32          81.37
 Year Ended September 30, 2004     12.36         4.22          90,332      1.30          (0.98)            1.41         211.60
 Year Ended September 30, 2003     11.86        22.90         129,960      1.37          (0.94)            1.37         197.85
 Year Ended September 30, 2002      9.65       (22.43)         93,918      1.48          (1.17)            1.48         292.94
 Year Ended September 30, 2001     12.44       (54.85)        102,260      1.47          (0.64)            1.41         286.49

---------------

 * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)  Period from commencement of operations.

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS, SMALL CAP FUND

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                       Investment Activities                              Dividends
                                             ------------------------------------------   ------------------------------------------
                                                              Net
                                                           Realized/
                                 Net Asset      Net       Unrealized
                                  Value,     Investment      Gains          Total From       Net       Net Realized
                                 Beginning     Income     (Losses) on       Investments   Investment     Gains on          Total
                                 of Period     (Loss)     Investments       Activities      Income      Investments      Dividends
                                 ---------   ----------   -----------       -----------   ----------   -------------   -------------
CLASS A SHARES
 Year Ended September 30, 2005    $14.21         0.11(b)      2.62              2.73         (0.14)        (0.42)          (0.56)
 Year Ended September 30, 2004     11.44           --(b)(c)     2.90            2.90         (0.01)        (0.12)          (0.13)
 May 19, 2003 to September 30,
 2003(a)                           10.00         0.01(b)      1.43              1.44            --(c)         --              --(c)
CLASS B SHARES
 Year Ended September 30, 2005     14.06           --(b)(c)     2.58            2.58         (0.11)        (0.42)          (0.53)
 Year Ended September 30, 2004     11.40        (0.10)(b)     2.88              2.78            --         (0.12)          (0.12)
 May 19, 2003 to September 30,
 2003(a)                           10.00        (0.04)(b)     1.44              1.40            --            --              --
CLASS C SHARES
 Year Ended September 30, 2005     14.06        (0.02)(b)     2.60              2.58         (0.12)        (0.42)          (0.54)
 Year Ended September 30, 2004     11.40        (0.12)(b)     2.90              2.78            --         (0.12)          (0.12)
 May 19, 2003 to September 30,
 2003(a)                           10.00        (0.05)(b)     1.45              1.40            --            --              --
INSTITUTIONAL SHARES
 Year Ended September 30, 2005     14.23         0.16(c)      2.62              2.78         (0.15)        (0.42)          (0.57)
 Year Ended September 30, 2004     11.44         0.02(c)      2.91              2.93         (0.02)        (0.12)          (0.14)
 May 19, 2003 to September 30,
 2003(a)                           10.00        (0.01)(c)     1.45              1.44            --(c)         --              --(c)

                                                                                   Ratios/Supplementary Data
                                                             ----------------------------------------------------------------------
                                                                                      Ratio of Net
                                   Net          Total          Net       Ratio of      Investment
                                  Assets       Return         Assets     Expenses        Income           Ratio of
                                  Value,      (Excludes       End of    to Average     (Loss) to        Expenses to       Portfolio
                                  End of        Sales         Period        Net       Average Net         Average         Turnover
                                  Period     Charge)(d)       (000)      Assets(e)     Assets(e)       Net Assets*(e)      Rate**
                                  ------   ---------------   --------   -----------   ------------   ------------------   ---------
CLASS A SHARES
 Year Ended September 30, 2005    $16.38        19.64%       $  1,604      1.29%          0.69%             1.77%            8.39%
 Year Ended September 30, 2004     14.21        25.53             353      1.48          (0.03)             1.91            11.25
 May 19, 2003 to September 30,
 2003(a)                           11.44        14.43             112      2.04           0.35              2.29            48.84
CLASS B SHARES
 Year Ended September 30, 2005     16.11        18.79             259      2.05           0.00              2.27             8.39
 Year Ended September 30, 2004     14.06        24.56             136      2.22          (0.75)             2.41            11.25
 May 19, 2003 to September 30,
 2003(a)                           11.40        14.00              29      2.69          (0.93)             2.69            48.84
CLASS C SHARES
 Year Ended September 30, 2005     16.10        18.71               4      2.04          (0.12)             2.25             8.39
 Year Ended September 30, 2004     14.06        24.56               1      2.25          (0.89)             2.44            11.25
 May 19, 2003 to September 30,
 2003(a)                           11.40        14.00               1      2.64          (1.15)             2.64            48.84
INSTITUTIONAL SHARES
 Year Ended September 30, 2005     16.44        19.99          61,046      1.05           1.07              1.28             8.39
 Year Ended September 30, 2004     14.23        25.78          66,802      1.26           0.15              1.42            11.25
 May 19, 2003 to September 30,
 2003(a)                           11.44        14.43          43,462      1.69          (0.17)             1.69            48.84

---------------

 * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

** Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)  Period from commencement of operations.

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

     Information Filed With The Securities And Exchange Commission. BB&T Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by BB&T Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549 and copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

                               VOTING INFORMATION

     Proxies are being solicited from shareholders of the Small Company Growth Fund by the Trustees of BB&T Funds for the Special Meeting of shareholders to be held on March 23, 2006, at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110 at 9:00 a.m., Eastern time, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about February 16, 2006. The costs of the proxy materials and proxy solicitations will be borne by BB&T Asset Management, Inc. A proxy may be revoked at any time at or before the meeting by submitting to BB&T Funds a subsequently dated proxy, delivering a written notice of revocation to BB&T Funds at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110 or as otherwise described in the "Introduction" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals set forth in Proposals 1 and 2 of the Notice of Special Meeting to implement the reorganization of the Small Company Growth Fund by the transfer of all of its assets to the Small Cap Fund, in exchange for BB&T Institutional, Class A, Class B or Class C Shares of the Small Cap Fund and the assumption by the Small Cap Fund of all of the liabilities of the Small Company Growth Fund followed by the dissolution and liquidation of the Small Company Growth Fund and the distribution of Shares to the shareholders of the Small Company Growth Fund. All Small Company Growth Fund shareholders will receive Shares of the BB&T Class (Institutional, Class A, Class B, or Class C) that corresponds to the Class of each of Small Company Growth Fund Shares that they hold (Institutional, Class A, Class B, or Class C, respectively). The Transaction contemplated by the Plan of Reorganization will be consummated only if: (1) a quorum is present (except as otherwise provided by law, to constitute a quorum for the transaction of business at a shareholders' meeting, there must be present, in person or by proxy, holders of a majority of the total number of shares of the Small Company Growth Fund then outstanding and entitled to vote at the meeting); (2) approved by the affirmative vote of a majority of votes cast by the Small Company Growth Fund voting as a Fund, as described below; and (3) the other closing conditions set forth in the Reorganization Plan are satisfied. In the event the shareholders do not approve the reorganization, the Trustees of BB&T Funds will consider possible alternative arrangements in the best interests of BB&T Funds and its shareholders.

     Proxies are being solicited by mail. Shareholders of record of the Small Company Growth Fund at the close of business on February 3, 2006, (the "Record Date"), will be entitled to vote at the Special Meeting of shareholders or any adjournment thereof. Each Share is entitled to one vote as of the close of business on February 3, 2006. Approval of each of the Proposals requires the affirmative vote of the lesser of: (a) 67% or more of the outstanding shares of the Fund present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

     As of February 3, 2006, there were outstanding the following amount of Shares of Institutional, Class A, Class B or Class C Class of the Small Company Growth Fund:

                                                              SMALL COMPANY GROWTH FUND
                                                              -------------------------
Institutional...............................................
Class A.....................................................
Class B.....................................................
Class C.....................................................

     Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by BB&T Funds. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count Shares represented by proxies that reflect abstentions as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., Shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

     BB&T Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     As of December 31, 2005, the officers and Trustees of BB&T Funds as a group beneficially owned less than 1% of the outstanding Shares of Institutional, Class A, Class B or Class C Shares of any of the BB&T Funds. The information in the following table shows, to the best of the knowledge of BB&T Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the February 3, 2006 record date. Those shareholders who beneficially own 25% or more of the outstanding Shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act. In this context, "control" shall mean (1) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under sec.2(a)(9)of the 1940 Act which has become final, that control exists.

                                                 APPROXIMATE PERCENT   APPROXIMATE PERCENT     PERCENT OF
                             PERCENT OF RECORD      OF BENEFICIAL           OF RECORD          BENEFICIAL
                                 OWNERSHIP         OWNERSHIP AS OF       OWNERSHIP UPON      OWNERSHIP UPON
NAME AND ADDRESS              AS OF 2/3/2006          2/3/2006            CONSUMMATION        CONSUMMATION
----------------             -----------------   -------------------   -------------------   --------------
BB&T Small Company Growth
  Fund.....................
BB&T Small Cap Fund........

    THE BOARD OF TRUSTEES OF BB&T FUNDS, INCLUDING THE INDEPENDENT TRUSTEES,
           UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION PLAN.

     As demonstrated above, Branch Banking and Trust Company may be deemed a controlling person of the BB&T Small Company Growth Fund.

     With respect to the effect of this control on the voting rights of other security holders, Branch Banking & Trust Company's vote may determine the outcome of each proposal.

                                   APPENDIX A
                                   BB&T FUNDS

                       BB&T SMALL COMPANY GROWTH FUND AND
                              BB&T SMALL CAP FUND

                             PLAN OF REORGANIZATION

     This Plan of Reorganization having been approved by the Board of Trustees of BB&T Funds is made as of November 15, 2005, by BB&T Funds, on behalf of BB&T Small Company Growth Fund and BB&T Small Cap Fund (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

     1. OVERVIEW OF PLAN OF REORGANIZATION. (a) The BB&T Small Company Growth Fund ("Small Company Growth Fund") will sell, assign, convey, transfer and deliver to BB&T Small Cap Fund ("Small Cap Fund"), and Small Cap Fund will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in Small Company Growth Fund.

     In consideration therefor, Small Cap Fund shall, on the Exchange Date, assume all of the liabilities of Small Company Growth Fund and transfer to Small Company Growth Fund a number of full and fractional units of beneficial interest ("Shares") (such Shares being Institutional, Class A, Class B or Class C Shares) of Small Cap Fund having an aggregate net asset value equal to the value of the assets of Small Company Growth Fund transferred to Small Cap Fund on such date less the value of all of the liabilities of Small Company Growth Fund assumed by Small Cap Fund on that date. It is intended that the reorganizations described in this Plan shall be tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transaction described in paragraph 1(a) of this Plan, Small Company Growth Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Small Cap Fund Shares received by it, each shareholder being entitled to receive that number of such Small Cap Fund Shares equal to the proportion which the number of Shares of Small Company Growth Fund held by such shareholder bears to the number of such Shares of Small Company Growth Fund outstanding on such date. Small Company Growth Fund shareholders of record holding Institutional, Class A, Class B or Class C Shares will receive Institutional, Class A, Class B or Class C Shares, respectively, of Small Cap Fund.

     2. FACTUAL BASIS OF THE PLAN. (a) BB&T Funds is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of BB&T Funds, Small Company Growth Fund and Small Cap Fund is not required to qualify as a foreign association in any jurisdiction. Each of BB&T Funds, Small Company Growth Fund and Small Cap Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 2(i).

     (b) BB&T Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each of Small Company Growth Fund and Small Cap Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code as of and since its first taxable year, and each of the Small Company Growth Fund and Small Cap Fund qualifies and will qualify as a regulated investment company at all times through the Exchange Date.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each of Small Company Growth Fund and Small Cap Fund for the year ended September 30, 2005, fairly present the financial position of each of Small Company Growth Fund and Small Cap Fund as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

     (d) The prospectuses of each of Small Company Growth Fund and Small Cap Fund dated February 1, 2006, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectuses") and the Statement of Additional Information for BB&T Funds, dated February 1, 2006 (the "Statement of Additional Information") as filed with the Commission, did not as of such date, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of BB&T Funds, Small Company Growth Fund or Small Cap Fund, overtly threatened against BB&T Funds, Small Company Growth Fund or Small Cap Fund, which assert liability on the part of BB&T Funds, Small Company Growth Fund or Small Cap Fund.

     (f) There are no material contracts outstanding to which BB&T Funds, Small Company Growth Fund or Small Cap Fund is a party, other than as disclosed in BB&T's Prospectuses and Statement of Additional Information or in the Registration Statement.

     (g) Small Company Growth Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of September 30, 2005, referred to above and those incurred in the ordinary course of the business of BB&T Funds as an investment company or Small Company Growth Fund since such date. Prior to the Exchange Date, Small Company Growth Fund will advise Small Cap Fund of all known material liabilities, contingent or otherwise, incurred by it subsequent to September 30, 2005, whether or not incurred in the ordinary course of business.

     (h) BB&T Funds and each of Small Company Growth Fund and Small Cap Fund has filed or will file all federal and other tax returns which, to the knowledge of BB&T Funds' officers, are required to be filed by Small Company Growth Fund or Small Cap Fund, respectively, and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Small Company Growth Fund or Small Cap Fund, respectively. To the best of such officers' knowledge, each of Small Company Growth Fund and Small Cap Fund has adequately provided for all tax liabilities on its books, no tax deficiency or liability of Small Company Growth Fund or Small Cap Fund has been asserted, and no question with respect thereto has been raised (including by way of audit) by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (i) The Funds have each met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. Neither of the Funds has at any time since its inception been liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each of the Funds is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

     (j) No consent, approval, authorization or order of any governmental authority is required for the consummation by BB&T Funds, Small Company Growth Fund or Small Cap Fund of the transaction contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

     (k) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), BB&T Funds on behalf of Small Cap Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Small Company Growth Fund to be transferred to Small Cap Fund pursuant to this Plan.

     (l) The Registration Statement, the Prospectuses and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to BB&T Funds, Small Company Growth Fund and Small Cap Fund: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectuses, as amended or supplemented by any amendments or supplements filed with the Commission by BB&T Funds, Small Company Growth Fund or Small Cap Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectuses or the Proxy Statement made in reliance upon and in conformity with information furnished by Small Company Growth Fund or Small Cap Fund for use in the Registration Statement, the Prospectuses or the Proxy Statement.

     (m) Small Cap Fund Shares to be issued to each of Small Company Growth Fund have been duly authorized and, when issued and delivered pursuant to this Plan and the Prospectuses, will be legally and validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds will have any preemptive right of subscription or purchase in respect thereof.

     (n) The issuance of Small Cap Fund Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.

SPECIFICS OF PLAN

     3. REORGANIZATION. (a) Subject to the requisite approval of the shareholders of Small Company Growth Fund (in respect of the Small Company Growth Fund Reorganization, as hereafter defined) and to the other terms and conditions contained herein (including Small Company Growth Fund's obligation to distribute to its respective shareholders all of its income and net capital gain described in Section 9(j) hereof), Small Company Growth Fund will agree to sell, assign, convey, transfer and deliver to Small Cap Fund, and Small Cap Fund will agree to acquire from Small Company Growth Fund, on the Exchange Date all of the Investments and all of the cash and other assets of Small Company Growth Fund in exchange for that number of Shares of Small Cap Fund provided for in Section 4 and the assumption by Small Cap Fund of all of the liabilities of Small Company Growth Fund. Pursuant to this Plan, Small Company Growth Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Small Cap Fund Shares received by it to its shareholders in exchange for their respective Shares of Small Company Growth Fund.

     (b) BB&T Funds, on behalf of Small Company Growth Fund, will pay or cause to be paid to Small Cap Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Small Cap Fund hereunder. BB&T Funds, on behalf of Small Company Growth Fund, will transfer to Small Cap Fund any rights, stock dividends, or other securities received by Small Company Growth Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends, and other securities shall be deemed included in the assets transferred to Small Cap Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Small Company Growth Fund acquired by Small Cap Fund.

     4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, Small Cap Fund will deliver to Small Company Growth Fund a number of Small Cap Fund Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of Small Company Growth Fund acquired by Small Cap Fund, less the value of the liabilities of Small Company Growth Fund assumed, determined as hereafter provided in this Section 4.

     (a) Subject to Section 4(d) hereof, the value of Small Company Growth Fund's net assets will be computed as of the Valuation Time using the valuation procedures for Small Cap Fund set forth in the BB&T Prospectuses and BB&T Statement of Additional Information. In no event shall the same security held by the Small Company Growth Fund and BB&T Funds be valued at different prices.

     (b) Subject to Section 4(d) hereof, the net asset value of a Share of Small Cap Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the BB&T Prospectuses for Small Cap Fund.

     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on March 24, 2006, or such earlier or later days as may be established by the proper officers of BB&T Funds (the "Valuation Time").

     (d) No formula will be used to adjust the net asset value of Small Company Growth Fund or Small Cap Fund to take into account differences in realized and unrealized gains and losses.

     (e) Small Cap Fund shall issue its Shares to Small Company Growth Fund on one share deposit receipt registered in the name of Small Company Growth Fund. Small Company Growth Fund shall distribute in liquidation the Small Cap Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to BB&T Funds' transfer agent which will as soon as practicable set up open accounts for each Small Company Growth Fund shareholder, in accordance with written instructions furnished by Small Company Growth Fund.

     (f) Small Cap Fund shall assume all liabilities of Small Company Growth Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Small Company Growth Fund or otherwise, except that recourse for assumed liabilities relating to Small Company Growth Fund will be limited to Small Cap Fund.

     5. EXPENSES, FEES, ETC. (a) All fees and expenses incurred by each of Small Company Growth Fund and/or Small Cap Fund as a direct result of the transaction contemplated by this Plan will be borne by BB&T Asset Management, Inc., including the costs of proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be paid by the party directly incurring such expenses.

     (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages.

     6. PERMITTED ASSETS. BB&T Funds and Small Company Growth Fund will agree to review the assets of Small Company Growth Fund to ensure that at any time prior to the Exchange Date the assets of Small Company Growth Fund do not include any assets that Small Cap Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Small Company Growth Fund, is unsuitable for Small Cap Fund to acquire.

     7. EXCHANGE DATE. Delivery of the assets of Small Company Growth Fund to be transferred, assumption of the liabilities of Small Company Growth Fund to be assumed, and the delivery of Small Cap Fund Shares to be issued shall be made at the offices of BB&T Funds, 100 Summer Street, Suite 1500, Boston, MA 02110, at 9:00 a.m. Eastern standard time on March 27, 2006, or at such other times and dates established by the proper officers of BB&T Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Small Company Growth Fund will agree to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Small Company Growth Fund to and the assumption of all of the liabilities of Small Company Growth Fund by Small Cap Fund as herein provided, and approving this Plan, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of Small Company Growth Fund shall have approved this Plan and the transaction contemplated herein in the manner required by law and BB&T Funds' Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

     9. CONDITIONS TO BE MET REGARDING THE TRANSACTION. The consummation by the Small Company Growth Fund and Small Cap Fund of the reorganization of the Small Company Growth Fund with and into the Small Cap Fund ("Small Company Growth Fund Reorganization") shall be subject to the following conditions:

     (a) This Plan shall have been adopted and the transaction contemplated hereby, shall have been approved by the shareholders of Small Company Growth Fund in the manner required by law.

     (b) Small Company Growth Fund shall have furnished to Small Cap Fund a statement of each of Small Company Growth Fund's assets and liabilities, with values determined as provided in Section 3 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Small Company Growth Fund's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Small Company Growth Fund since September 30, 2005, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of Small Company Growth Fund, dividends paid or losses from operations.

     (c) As of the Valuation Time and as of the Exchange Date, all factual matters identified in Section 2 of this Plan are true and correct in all material respects as if stated at and as of such dates, Small Company Growth Fund has complied with all requirements of this Plan to be performed or satisfied at or prior to each of such dates, and Small Company Growth Fund shall have furnished to Small Cap Fund a statement, dated the Exchange Date, signed by BB&T Funds' President (or any Vice President) and Treasurer certifying those facts as of such dates.

     (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

     (e) BB&T Funds shall have received an opinion of Ropes & Gray LLP dated the Exchange Date to the effect that: (i) BB&T Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither BB&T Funds, Small Company Growth Fund nor Small Cap Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) BB&T Funds and Small Company Growth Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, BB&T Funds and Small Company Growth Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Small Cap Fund;
(iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate BB&T Funds' Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which BB&T Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by BB&T Funds of the transaction contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized by BB&T Funds and is a valid and binding obligation of BB&T Funds; and (vi) the Shares of Small Cap Fund to be delivered to Small Company Growth Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds has any preemptive right to subscription or purchase in respect thereof.

     (f) With respect to the Small Company Growth Fund Reorganization, BB&T Funds, on behalf of Small Company Growth Fund and Small Cap Fund shall have received one or more opinions of Ropes & Gray LLP addressed to Small Company Growth Fund and Small Cap Fund and dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and Small Cap Fund and Small Company Growth Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Small Cap Fund upon the receipt of the assets of Small Company Growth Fund in exchange for Small Cap Fund Shares and the assumption by Small Cap Fund of the liabilities of Small Company Growth Fund;
(iii) the basis in the hands of Small Cap Fund of the assets of Small Company Growth Fund transferred to Small Cap Fund in the transaction will be the same as the basis of such assets in the hands of Small Company Growth Fund immediately prior to the transfer; (iv) the holding periods of the assets of Small Company Growth Fund in the hands of Small Cap Fund will include the periods during which such assets were held by Small Company Growth Fund; (v) no gain or loss will be recognized by Small Company Growth Fund upon the transfer of Small Company Growth Fund's assets to Small Cap Fund in exchange for Small Cap Fund Shares and the assumption by Small Cap Fund of the liabilities of Small Company Growth Fund, or upon the distribution of Small Cap Fund Shares by Small Company Growth Fund to its shareholders in liquidation;
(vi) no gain or loss will be recognized by Small Company Growth Fund shareholders upon the exchange of their Small Company Growth Fund Shares for Small Cap Fund Shares; (vii) the aggregate basis of Small Cap Fund Shares a Small Company Growth Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Small Company Growth Fund exchanged therefor; (viii) a Small Company Growth Fund shareholder's holding period for his or her Small Cap Fund Shares will be determined by including the period for which he or she held the Small Company Growth Fund Shares exchanged therefor, provided that he or she held such Small Company Growth Fund Shares as capital assets; and (ix) Small Cap Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder) the items of Small Company Growth Fund described in Section 381(c) of the Code.

     (g) The assets of Small Company Growth Fund to be acquired by Small Cap Fund will include no assets which Small Cap Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in BB&T Prospectuses and SAI in effect on the Exchange Date, may not properly acquire. BB&T Funds shall not change BB&T Funds' Declaration of Trust and BB&T Prospectuses so as to restrict permitted investments for Small Cap Fund except as required by the Commission or any state regulatory authority.

     (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of BB&T Funds, contemplated by the Commission and or any state regulatory authority.

     (i) BB&T Funds shall have received from the Commission such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transaction contemplated hereby, and that all such orders shall be in full force and effect.

     (j) With respect to the Small Company Growth Fund Reorganization, prior to the Exchange Date, the Small Company Growth Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (a) all of the excess of (x) its investment income excludable from gross income under Section 103 of the Code over (y) its deductions disallowed under Section 265 and 171 of the Code, (b) all of its investment company taxable income as defined in Section 852 of the Code (computed without regard to any deduction for dividends paid), and (c) all of its net capital gain realized (after reduction for any capital loss carryover), in each case for both the current (which will end on the Exchange
Date) and immediately preceding taxable year.

     (k) With respect to the Small Company Growth Fund Reorganization, Small Company Growth Fund shall have furnished to Small Cap Fund a certificate, signed by the President (or any Vice President) and the Treasurer of BB&T Funds, as to the tax cost to Small Company Growth Fund of the securities delivered to Small Cap Fund pursuant to this Plan, together with any such other evidence as to such tax cost as Small Cap Fund may reasonably request.

     (l) BB&T Funds shall have received from the custodian of BB&T Funds a certificate identifying all of the assets of Small Company Growth Fund held by such custodian as of the Valuation Time.

     (m) The transfer agent of BB&T Funds shall have provided to BB&T Funds (i) a record specifying the number of Shares of Small Company Growth Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of Small Company Growth Fund and the number of Small Company Growth Fund Shares held of record by each such shareholder as of the Valuation Time. Small Company Growth Fund's transfer agent shall also have provided BB&T Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

     (n) BB&T Funds, on behalf of Small Cap Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which Small Cap Fund will assume all of the liabilities of

Small Company Growth Fund existing at the Valuation Time in connection with the transaction contemplated by this Plan.

     (o) BB&T Funds, on behalf of Small Company Growth Fund, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents BB&T Funds may deem necessary or desirable to transfer Small Company Growth Fund's entire right, title and interest in and to the Investments and all other assets of Small Company Growth Fund.

     10. NO BROKER, ETC. There is no person who has dealt with BB&T Funds, Small Company Growth Fund or Small Cap Fund who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transaction contemplated by this Plan.

     11. TERMINATION. BB&T Funds may, by consent of its Trustees, terminate this Plan, and BB&T Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

     12. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

     13. SOLE PLAN; AMENDMENTS. This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may be changed only by duly adopted resolution of the Board of Trustees of BB&T Funds, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     14. RULE 145. Pursuant to Rule 145 under the 1933 Act, BB&T Funds will, in connection with the issuance of any Shares of the Small Cap Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

     THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO BB&T FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO BB&T FUNDS SUCH REGISTRATION IS NOT REQUIRED.

and, further, BB&T Funds will issue stop transfer instructions to BB&T Funds' transfer agent with respect to such Small Cap Fund Shares.

     15. BB&T FUNDS' DECLARATION OF TRUST BB&T Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "BB&T Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of BB&T Funds personally, but bind only the assets of BB&T Funds and all persons dealing with any series or funds of BB&T Funds, such as Small Cap Fund, must look solely to the assets of BB&T Funds belonging to such series or funds for the enforcement of any claims against BB&T Funds.

AS ADOPTED ON NOVEMBER 15, 2005

                      [This Page Intentionally Left Blank]

                                        TO VOTE BY INTERNET

PROXY TABULATOR                         1)  Read the Proxy Statement and have
P.O. BOX 9142                               the proxy card below at hand.
FARMINGDALE, NY 11735                   2)  Go to Website www.proxyvote.com
                                        3)  Follow the instructions provided on
                                            the website.

                                        TO VOTE BY TELEPHONE

                                        1)  Read the Proxy Statement and have
                                            the proxy card below at hand.
                                        2)  Call 1-800-690-6903
                                        3)  Follow the instructions.

                                        TO VOTE BY MAIL

                                        1)  Read the Proxy Statement.
                                        2)  Check the appropriate boxes on the
                                            proxy card below.
                                        3)  Sign and date the proxy card.
                                        4)  Return the proxy card in the
                                            envelope provided.

                                        *** IF VOTING BY MAIL, PLEASE MARK,
                                        SIGN, DATE AND RETURN THE PROXY CARD
                                        PROMPTLY USING THE ENCLOSED ENVELOPE ***

TO VOTE, MARK BLOCKS BELOW IN BLUE
OR BLACK INK AS FOLLOWS:             BBTSC1   KEEP THIS PORTION FOR YOUR RECORDS

                                             DETACH AND RETURN THIS PORTION ONLY

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

FUND NAME PRINTS HERE

Every properly executed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote FOR the below-enumerated proposals.

VOTE ON PROPOSALS

                                                     FOR   AGAINST   ABSTAIN
                                                     ---   -------   -------
PROPOSAL (1) To consider and act upon                [ ]     [ ]       [ ]
             a Plan of Reorganization
             ("Reorganization Plan") adopted by
             BB&T Funds providing for the transfer
             of all of the assets of BB&T Small
             Company Growth Fund (the "Small
             Company Growth Fund") in exchange for
             Institutional, Class A, Class B or
             Class C Shares (collectively,
             "Shares") of the BB&T Small Cap Fund
             (the "Small Cap Fund") and the
             assumption by the Small Cap Fund of
             all of the liabilities of the Small
             Company Growth Fund, followed by the
             dissolution and liquidation of the
             Small Company Growth Fund and the
             distribution of Shares of the Small
             Cap Fund to the shareholders of the
             Small Company Growth Fund.

PROPOSAL (2) To transact such other business as      [ ]     [ ]       [ ]
             may properly come before the Special
             Meeting or any adjournment thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting dated March 23, 2006 and the Proxy Statement attached hereto.

IMPORTANT: Please sign legibly and
exactly as the name appears on this
card. Joint owners must EACH sign the
proxy. When signing as executor,
administrator, attorney, trustee or
guardian, or as custodian for a
minor, please give the FULL title of
such. If a corporation, please give
the FULL corporate name and indicate
the signer's office. If a partner,
please sign in the partnership name.


-------------------------------------   ----------------------------------------
Signature [PLEASE SIGN WITHIN BOX]      Signature (Joint Owners)

Date                                    Date
     --------------------------------        -----------------------------------

                                   PROXY CARD

FUND NAME PRINTS HERE                             PROXY FOR A SPECIAL MEETING OF
                                                                 SHAREHOLDERS ON
                                                                  MARCH 23, 2006

This proxy is solicited by the Board of Trustees of BB&T Funds for use at a Special Meeting of Shareholders ("Special Meeting") to be held on March 23, 2006 at 9:00 a.m. Eastern Time at 100 Summer Street, Suite 1500, Boston, MA 02110.

The undersigned hereby appoints Raphael Monroe-Wise and Tim Bresnahan, each of them with full power of substitution as proxies of the undersigned, to vote, as designated on reverse, at the above-stated Special Meeting and at any and all adjournments thereof, all units of beneficial interest in the Fund held of record by the undersigned on the record date for the Special Meeting, upon the matters listed on the reverse side and upon any other matter which may come before the Special Meeting in their discretion.

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

                                   BB&T Funds

                       Statement of Additional Information

            This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of BB&T Funds dated February 17, 2006 relating to the transfer of all assets of BB&T Small Company Growth Fund to the BB&T Small Cap Fund.

            The Statement of Additional Information for the BB&T Small Company Growth Fund and BB&T Small Cap Fund (collectively, the "Funds") dated February 1, 2006, and the Annual Report for the Funds for the period ended September 30, 2005 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the February 17, 2006 Combined Prospectus/Proxy Statement may be obtained, without charge, by writing BB&T Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-228-1872.

            Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. The audited financial statements and related independent accountants' report for the Funds contained in the Annual Report dated September 30, 2005 are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

            This Statement of Additional Information is dated February 17, 2006.

                                TABLE OF CONTENTS

Financial Statements of the Small Cap Fund on a pro forma basis as of and for the period ended September 30, 2005..........................................B-3

                               BB&T SMALL CAP FUND
                   Schedule of Portfolio Investments Pro Forma
                               September 30, 2005
                                   (Unaudited)


                            SMALL COMPANY  PRO FORMA                                                 SMALL COMPANY    PRO FORMA
 SMALL CAP FUND              GROWTH FUND   COMBINED                                   SMALL CAP FUND  GROWTH FUND      COMBINED
     SHARES                    SHARES       SHARES     SECURITY DESCRIPTION             FAIR VALUE     FAIR VALUE     FAIR VALUE
--------------            --------------   ------- ----------------------------        ------------   ------------   ------------
COMMON STOCKS (91.3%)
Consumer Discretionary
  (11.0%)
         11,130                            11,130  American Eagle Outfitters, Inc.        $ 261,889                       $ 261,889
                             17,000        17,000  Aztar Corp.(a)                                           523,770         523,770
         12,920                            12,920  BorgWarner, Inc.(b)                      729,463                         729,463
         18,887                            18,887  CEC Entertainment, Inc.(a)(b)            599,851                         599,851
                             20,000        20,000  Citi Trends, Inc.(a)(b)                                  436,600         436,600
         22,284                            22,284  Deb Shops, Inc.                          484,454                         484,454
         31,600                            31,600  Emmis Communication                      698,044                         698,044
                                                   Corp. - Class A(a)
                             19,800        19,800  Jos. A. Bank Clothiers, Inc.(a)(b)                       855,756         855,756
         20,000                            20,000  Kellwood Co.                             517,000                         517,000
         13,000                            13,000  Lone Star Steakhouse & Saloon, Inc.      338,000                         338,000
          6,110                             6,110  M.D.C. Holdings, Inc.                    482,018                         482,018
          4,854                             4,854  Michaels Stores, Inc.                    160,473                         160,473
         19,296              25,350        44,646  Nautilus, Inc.(b)                        425,863         559,475         985,338
                             22,750        22,750  Orient Express Hotels, Ltd. - Class A                    646,555         646,555
         28,000                            28,000  Payless ShoeSource, Inc.(a)              487,200                         487,200
          8,616                             8,616  Polaris Industries, Inc.(b)              426,923                         426,923
                             36,000        36,000  Quiksilver, Inc.(a)(b)                                   520,200         520,200
         29,800                            29,800  Standard Motor Products, Inc.            241,678                         241,678
                             13,000        13,000  Standard Pacific Corp.                                   539,630         539,630
         26,274                            26,274  Stanley Furniture Co., Inc.              688,116                         688,116
         16,207                            16,207  Strattec Security Corp.(a)               840,334                         840,334
         20,883                            20,883  Talbots, Inc., (The)                     624,819                         624,819
                             37,000        37,000  True Religion Apparel, Inc.(a)(b)                        615,680         615,680
         12,696                            12,696  Zale Corp.(a)(b)                         345,077                         345,077
                                                                                        -----------                     -----------
                                                                                          8,351,202       4,697,666      13,048,868
                                                                                        -----------     -----------     -----------
Consumer Staples (1.8%)
         25,321                            25,321  Fresh Del Monte Produce, Inc.            689,238                         689,238
         25,800                            25,800  Inter Parfums, Inc.(b)                   508,002                         508,002
                             26,950        26,950  United Natural Foods, Inc.(a)(b)                         952,952         952,952
                                                                                        -----------     -----------     -----------
                                                                                          1,197,240         952,952       2,150,192
                                                                                        -----------     -----------     -----------
Energy (8.7%)
                             13,650        13,650  Atwood Oceanics, Inc.(a)(b)                            1,149,467       1,149,467
          8,268                             8,268  Berry Petroleum Co. -- Class A           551,393                         551,393
          7,866                             7,866  Cabot Oil & Gas Corp.                    397,312                         397,312
         11,706                            11,706  Forest Oil Corp.(a)(b)                   609,883                         609,883

                            SMALL COMPANY  PRO FORMA                                                 SMALL COMPANY      PRO FORMA
 SMALL CAP FUND              GROWTH FUND   COMBINED                                   SMALL CAP FUND  GROWTH FUND        COMBINED
     SHARES                    SHARES       SHARES     SECURITY DESCRIPTION             FAIR VALUE     FAIR VALUE       FAIR VALUE
--------------            --------------   ------- ----------------------------        ------------   ------------     ------------
                             37,700        37,700  Foundation Coal Holdings, Inc.                         1,449,564       1,449,564
          6,150                             6,150  Newfield Exploration Co.(a)              301,965                         301,965
         16,412                            16,412  Oceaneering International, Inc.(a)       876,565                         876,565
         31,319                            31,319  Oil States International, Inc.(a)      1,137,192                       1,137,192
                             55,250        55,250  Pioneer Drilling Co.(a)                                1,078,480       1,078,480
                             44,550        44,550  Superior Energy Services, Inc.(a)                      1,028,660       1,028,660
         12,932                            12,932  Teekay Shipping Corp.                    556,723                         556,723
                             29,900        29,900  Todco - Class A                                        1,247,129       1,247,129
                                                                                        -----------     -----------     -----------
                                                                                          4,431,033       5,953,300      10,384,333
                                                                                        -----------     -----------     -----------
Financials (17.6%)
         12,148                            12,148  AmerUs Group Co.(a)(b)                   696,931                         696,931
         27,500                            27,500  Assured Guaranty, Ltd.                   658,075                         658,075
         20,570                            20,570  BRE Properties, Inc. -                   915,365                         915,365
                                                   Class A, REIT
        100,840                           100,840  CNA Surety Corp.(a)                    1,433,944                       1,433,944
         42,960                            42,960  Colonial BancGroup, Inc.                 962,304                         962,304
         47,832                            47,832  Dime Community Bancshares                704,087                         704,087
          6,080                             6,080  Downey Financial Corp.                   370,272                         370,272
                             27,950        27,950  Fidelity Bankshares, Inc.                                853,873         853,873
         43,224                            43,224  First State Bancorp                      915,917                         915,917
          9,749                             9,749  FirstFed Financial Corp.(a)              524,594                         524,594
         10,570                            10,570  Getty Realty Corp.                       304,205                         304,205
         23,680                            23,680  Heritage Property                        828,800                         828,800
                                                   Investment Trust, REIT
         17,092                            17,092  Hilb, Rogal & Hobbs Co.(b)               637,873                         637,873
                             38,350        38,350  Horace Mann Educators Corp.                              758,563         758,563
         40,076                            40,076  Hub International, Ltd.                  908,924                         908,924
         68,492              66,300       134,792  InnKeepers USA Trust, REIT             1,058,200       1,024,335       2,082,535
         30,010                            30,010  Investment Technology                    888,296                         888,296
                                                   Group, Inc.(a)
         21,150                            21,150  IPC Holdings, Ltd.                       690,548                         690,548
         18,742                            18,742  Midland Co. (The)                        675,274                         675,274
         11,244                            11,244  Mills Corp. (The), REIT(b)               619,320                         619,320
         63,906                            63,906  NewAlliance Bancshares, Inc.             935,584                         935,584
         26,534                            26,534  Peoples Bancorp, Inc.                    733,134                         733,134
         46,500                            46,500  Phoenix Companies, Inc. (The)(b)         567,300                         567,300
                             28,600        28,600  Prosperity Bancshares, Inc.(b)                           865,150         865,150
         19,182                            19,182  Protective Life Corp.                    789,915                         789,915
         12,920                            12,920  Triad Guaranty, Inc.(a)                  506,722                         506,722
                                                                                        -----------     -----------     -----------
                                                                                         17,325,584       3,501,921      20,827,505
                                                                                        -----------     -----------     -----------
Health Care (13.4%)
         93,200                            93,200  Allied Healthcare                        526,580                         526,580
                                                   International, Inc.(a)
                             48,000        48,000  Allscripts Healthcare                                    864,960         864,960
                                                   Solution, Inc.(a)
                             24,700        24,700  Amedisys, Inc.(a)(b)                                     963,300         963,300
                             24,500        24,500  ArthroCare Corp.(a)                                      985,390         985,390
                             24,700        24,700  Chemed Corp.                                           1,070,498       1,070,498
                             52,000        52,000  Cutera, Inc.(a)                                        1,348,879       1,348,879

                            SMALL COMPANY  PRO FORMA                                                 SMALL COMPANY      PRO FORMA
 SMALL CAP FUND              GROWTH FUND   COMBINED                                   SMALL CAP FUND  GROWTH FUND        COMBINED
     SHARES                    SHARES       SHARES     SECURITY DESCRIPTION             FAIR VALUE     FAIR VALUE       FAIR VALUE
--------------            --------------   ------- ----------------------------        ------------   ------------     ------------
         20,200                            20,200  Greatbatch, Inc.(a)                      554,288                         554,288
                             42,250        42,250  Healthextras, Inc.(a)                                    903,305         903,305
                             24,400        24,400  Immucor, Inc.(a)(b)                                      669,536         669,536
          8,604                             8,604  Invacare Corp.                           358,529                         358,529
                             20,150        20,150  LifePoint Hospitals, Inc.(a)(b)                          881,160         881,160
         14,743                            14,743  Owens & Minor, Inc.                      432,707                         432,707
                             27,800        27,800  Palomar Medical                                          729,194         729,194
                                                   Technologies, Inc.(a)(b)
          7,184                             7,184  Pediatrix Medical Group, Inc.(a)(b)      551,875                         551,875
                             35,000        35,000  PRA International(a)                                   1,060,850       1,060,850
                             20,000        20,000  Psychiatric Solutions, Inc.(a)(b)                      1,084,600       1,084,600
                             31,000        31,000  Serologicals Corp.(a)(b)                                 699,360         699,360
                             26,650        26,650  SFBC International, Inc.(a)(b)                         1,182,994       1,182,994
          7,305                             7,305  Sierra Health Services, Inc.(a)          503,095                         503,095
                             13,500        13,500  Wellcare Health Plans, Inc.(a)                           500,175         500,175
                                                                                        -----------     -----------     -----------
                                                                                          2,927,074      12,944,201      15,871,275
                                                                                        -----------     -----------     -----------
Industrials (15.2%)
                             15,000        15,000  American Science &                                       983,850         983,850
                                                   Engineering, Inc.
                             69,000        69,000  BE Aerospace, Inc.(a)                                  1,143,330       1,143,330
         21,724                            21,724  Briggs & Stratton Corp.(b)               751,433                         751,433
         10,640                            10,640  Curtiss-Wright Corp.                     656,594                         656,594
          8,502                             8,502  EMCOR Group, Inc(a)(b)                   504,169                         504,169
          8,700                             8,700  Esterline Technologies Corp.(a)(b)       329,643                         329,643
                             23,400        23,400  Forward Air Corp.                                        862,056         862,056
         18,240                            18,240  Gardner Denver, Inc.(a)                  813,503                         813,503
         12,940                            12,940  Genlyte Group, Inc.(a)                   622,155                         622,155
         20,225                            20,225  Gorman-Rupp Co.                          486,411                         486,411
         19,160                            19,160  Granite Construction, Inc.               732,678                         732,678
         24,732                            24,732  Insituform Technologies,                 427,616                         427,616
                                                   Inc. - Class A(a)
                             17,500        17,500  James River Coal Co.(a)(b)                               883,225         883,225
                             20,000        20,000  JLG Industries, Inc.                                     731,800         731,800
         17,355                            17,355  Kaydon Corp.                             493,056                         493,056
                             49,400        49,400  Labor Ready, Inc.(a)                                   1,267,110       1,267,110
         24,000              23,000        47,000  Moog, Inc. - Class A(a)(b)               708,480         678,960       1,387,440
         22,035                            22,035  Mueller Industries, Inc.                 611,912                         611,912
         13,440                            13,440  Oshkosh Truck Corp.                      580,070                         580,070
         24,538                            24,538  Regal-Beloit Corp.(b)                    796,013                         796,013
         12,884                            12,884  Universal Forest Products, Inc.          738,511                         738,511
                             12,350        12,350  UTI Worldwide, Inc.(b)                                   959,595         959,595
                             20,000        20,000  Waste Connections, Inc.(a)(b)                            701,600         701,600
          5,832                             5,832  Woodward Governor Co.                    496,012                         496,012
                                                                                        -----------     -----------     -----------
                                                                                          9,748,256       8,211,526      17,959,782
                                                                                        -----------     -----------     -----------
Information Technology
  (17.1%)
                             18,850        18,850  ANSYS, Inc.(a)(b)                                        725,537         725,537
                             25,350        25,350  Anteon International Corp.(a)(b)                       1,083,966       1,083,966
                            110,500       110,500  Arris Group, Inc.(a)                                   1,310,529       1,310,529
         43,500                            43,500  Commscope, Inc.(a)(b)                    754,290                         754,290

                            SMALL COMPANY  PRO FORMA                                                 SMALL COMPANY      PRO FORMA
 SMALL CAP FUND              GROWTH FUND   COMBINED                                   SMALL CAP FUND  GROWTH FUND        COMBINED
     SHARES                    SHARES       SHARES     SECURITY DESCRIPTION             FAIR VALUE     FAIR VALUE       FAIR VALUE
--------------            --------------   ------- ----------------------------        ------------   ------------     ------------
                             26,000        26,000  Comtech                                                1,078,220       1,078,220
                                                   Telecommunications Corp.(a)(b)
                             46,000        46,000  Cypress Semiconductor                                    692,300         692,300
                                                   Corp.(a)(b)
                             81,315        81,315  Entegris, Inc.(a)(b)                                     918,860         918,860
                             14,000        14,000  Equinix, Inc.(a)                                         583,100         583,100
         38,712                            38,712  Exar Corp.(a)                            542,742                         542,742
                             18,525        18,525  F5 Networks, Inc.(a)(b)                                  805,282         805,282
         32,155                            32,155  Imation Corp.                          1,378,486                       1,378,486
         14,530                            14,530  Intersil Corp. - Class A                 316,463                         316,463
                             63,000        63,000  Intevac, Inc.(a)                                         649,530         649,530
         22,288                            22,288  KEMET Corp.(a)                           186,773                         186,773
                             17,900        17,900  Komag, Inc.(a)                                           572,084         572,084
                             70,200        70,200  Micrel, Inc.(a)(b)                                       788,346         788,346
                             23,500        23,500  MICROS Systems, Inc.(a)(b)                             1,028,125       1,028,125
                             42,500        42,500  Microsemi Corp.(a)(b)                                  1,085,449       1,085,449
                             22,400        22,400  NICE-Systems, Ltd.(a)                                  1,012,032       1,012,032
                             55,900        55,900  Openwave Systems, Inc.(a)(b)                           1,005,082       1,005,082
         43,900                            43,900  Perot Systems Corp. - Class A(a)         621,185                         621,185
        117,023                           117,023  Register.com, Inc.(a)                    906,928                         906,928
         28,403                            28,403  Rimage Corp.(a)                          757,508                         757,508
         25,720                            25,720  SBS Technologies, Inc.(a)                247,684                         247,684
                             18,000        18,000  Trimble Navigation, Ltd.(a)                              606,420         606,420
                             32,000        32,000  WebSideStory, Inc.(a)                                    567,040         567,040
                                                                                        -----------     -----------     -----------
                                                                                          5,712,059      14,511,902      20,223,961
                                                                                        -----------     -----------     -----------
Materials (2.4%)
         12,468                            12,468  Cambrex Corp.                            236,393                         236,393
         27,027                            27,027  Gibraltar Industries, Inc.(b)            618,107                         618,107
         56,645                            56,645  Glatfelter                               798,129                         798,129
          9,968                             9,968  Minerals Technologies, Inc.(b)           570,269                         570,269
         18,800                            18,800  Sensient Technologies Corp.              356,260                         356,260
         12,440                            12,440  Spartech Corp.                           243,078                         243,078
                                                                                        -----------                     -----------
                                                                                          2,822,236                       2,822,236
                                                                                        -----------                     -----------
Telecommunication Services
  (1.6%)
                            113,000       113,000  Alamosa Holdings, Inc.(a)(b)                           1,933,430       1,933,430
                                                                                                        -----------     -----------
Utilities (2.5%)
         17,610                            17,610  AGL Resources, Inc.                      653,507                         653,507
         31,760                            31,760  Empire District Electric Co., (The)      726,352                         726,352
         15,368                            15,368  Laclede Group, Inc., (The)               499,306                         499,306
          9,830                             9,830  Nicor, Inc.(b)                           413,155                         413,155
         12,666                            12,666  UIL Holdings Corp.                       662,558                         662,558
                                                                                        -----------                     -----------
                                                                                          2,954,878                       2,954,878
                                                                                        -----------                     -----------
Total Common Stocks
  (Cost $76,525,948)                                                                     55,469,562      52,706,898     108,176,460
                                                                                        -----------     -----------     -----------

                            SMALL COMPANY  PRO FORMA                                                 SMALL COMPANY     PRO FORMA
 SMALL CAP FUND              GROWTH FUND   COMBINED                                   SMALL CAP FUND  GROWTH FUND       COMBINED
     SHARES                    SHARES       SHARES     SECURITY DESCRIPTION             FAIR VALUE     FAIR VALUE      FAIR VALUE
--------------            --------------   ------- ----------------------------        ------------   ------------    ------------
EXCHANGE TRADED FUNDS
  (2.6%)
                             15,500        15,500  iShares Russell 2000                                   1,066,245       1,066,245
                                                   Growth Fund(b)

          9,600              12,700        22,300  iShares Russell 2000 Index               636,864         842,518       1,479,382
                                                    Fund(a)

         10,500                            10,500  iShares Russell 2000 Value               692,265                         692,265
                                                    Fund(a)(b)
                                                                                        -----------                     -----------
Total Exchange Traded
  Funds (Cost $2,883,531)                                                                 1,329,129       1,908,763       3,237,892
                                                                                        -----------     -----------     -----------
CORPORATE BONDS (0.2%)
Materials (0.3%)
        187,000                           187,000  Mueller Industries, Inc.,                181,390                         181,390
                                                   6.00%, 11/1/14
                                                                                        -----------                     -----------
Total Corporate Bonds
  (Cost $187,000)                                                                           181,390                         181,390
                                                                                        -----------                     -----------
REPURCHASE AGREEMENT (5.5%)
      5,709,089             766,415     6,475,504  U.S. Bank N.A., 3.55%,                 5,709,089         766,415       6,475,504
                                                   dated 9/30/05,  maturing 10/3/05,
                                                   with maturity values of $5,710,778   -----------     -----------     -----------
                                                   and $766,642 (Collateralized
                                                   fully by U.S. Government Agencies)
Total Repurchase Agreement
  (Cost $6,475,504)                                                                       5,709,089         766,415       6,475,504
                                                                                        -----------     -----------     -----------
SECURITIES HELD AS
  COLLATERAL FOR
  SECURITIES ON LOAN
  (27.8%)
     10,445,006          22,466,299    32,911,305  Pool of various securities            10,445,006      22,466,299      32,911,305
                                                   for BB&T Funds --                    -----------     -----------     -----------
                                                   Note 3 -- Security Loans

Total Securities Held
  as Collateral for
  Securities on Loan
  (Cost $32,911,305)                                                                     10,445,006      22,466,299      32,911,305
                                                                                        -----------     -----------     -----------


TOTAL INVESTMENTS
  (COST $118,983,288)
  -  127.4%                                                                             $73,134,176     $77,848,375    $150,982,551
                                                                                         ==========      ==========     ===========

------------

Percentages indicated are based on combined net assets of $118,483,622.

(a)  Represents non-income producing security.
(b) Represents that all or a portion of the security was on loan as of September 30, 2005.

REIT    -    Real Estate Investment Trust.

SEE ACCOMPANYING NOTES TO THE PRO FORMA  FINANCIAL STATEMENTS

                              BB&T Small Cap Fund
                 Pro Forma Statement of Assets and Liabilities
                            As of September 30, 2005
                                  (Unaudited)

                                                                   SMALL
                                                                  COMPANY          SMALL CAP        PRO FORMA          PRO FORMA
                                                                GROWTH FUND           FUND         ADJUSTMENTS         COMBINED
----------------------------------------------------------     -------------     -------------    --------------     -------------
ASSETS:

 Investments, at cost                                            $62,801,900       $49,705,884     $           -   $112,507,784
        Unrealized appreciation (depreciation)                    14,280,060        17,719,203                 -     31,999,263
                                                               -------------     -------------    --------------   ------------
        Investments, at fair value*                               77,081,960        67,425,087                 -    144,507,047
Repurchase agreements, at cost                                       766,415         5,709,089                 -      6,475,504
Interest and dividends receivable                                     14,716            71,578                 -         86,294
Receivable for capital shares issued                                     552            55,590                 -         56,142
Receivable for investments sold                                      884,868           162,935                 -      1,047,803
Prepaid expenses                                                      14,746             6,330                 -         21,076
                                                               -------------     -------------    --------------   ------------
Total Assets:                                                     78,763,257        73,430,609                 -    152,193,866
                                                               -------------     -------------    --------------   ------------

LIABILITIES:
Dividends payable                                                          -            12,020                 -         12,020
Payable for investments purchased                                    558,308             -                     -        558,308
Payable for capital shares redeemed                                   95,523             2,804                 -         98,327
Payable for collateral received on loaned securities              22,466,299        10,445,006                 -     32,911,305
Accrued expenses and other payables                                                                            -
  Investment advisory fees                                            38,641            41,673                 -         80,314
  Administration fees                                                  5,301             5,912                 -         11,213
  Fund accounting fees                                                 1,058             1,271                 -          2,329
  Transfer agency fees                                                 4,655               671                 -          5,326
  Distribution fees                                                    5,639               492                 -          6,131
  Other                                                               17,857             7,114                 -         24,971
                                                               -------------     -------------    --------------   ------------
Total Liabilities:                                                23,193,281        10,516,963                 -     33,710,244
                                                               -------------     -------------    --------------   ------------

NET ASSETS:
Capital                                                          108,420,022        37,688,825                 -    146,108,847
Undistributed net investment income                                        -            18,791                 -         18,791
Accumulated realized gains/(losses) from investment
transactions                                                     (67,130,106)        7,486,827                 -    (59,643,279)
Net unrealized appreciation/depreciation on investments           14,280,060        17,719,203                 -     31,999,263
                                                               -------------     -------------    --------------   ------------
Net Assets                                                       $55,569,976       $62,913,646     $           -   $118,483,622
                                                               =============     =============    --------------   ============

NET ASSETS
     Class A Shares                                               $7,619,433        $1,603,690                 -     $9,223,123
     Class B Shares                                                5,010,383           259,345                 -      5,269,728
     Class C Shares                                                   16,530             4,283                 -         20,813
     Institutional Shares                                         42,923,630        61,046,328                 -    103,969,958
                                                               -------------     -------------    --------------   ------------
 Total                                                           $55,569,976       $62,913,646     $           -   $118,483,622
                                                               =============     =============    --------------   ============

OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES) (A)
     Class A Shares                                                  524,261            97,933           (59,094)       563,100
     Class B Shares                                                  376,701            16,098           (65,690)       327,109
     Class C Shares                                                    1,242               266              (215)         1,293
     Institutional Shares                                          2,848,940         3,713,527          (238,014)     6,324,453
                                                               -------------     -------------    --------------   ------------
 Total                                                             3,751,144         3,827,824          (363,013)     7,215,955
                                                               =============     =============    --------------   ============

NET ASSET VALUE (A)
      Class A Shares - redemption price per share                     $14.53            $16.38                           $16.38
                                                               =============    ==============                     ============
      Class B Shares - offering price per share**                     $13.30            $16.11                           $16.11
                                                               =============    ==============                     ============
      Class C Shares - offering price per share**                     $13.31            $16.10                           $16.10
                                                               =============    ==============                     ============
      Institutional Shares - offering and redemption price
per share                                                             $15.07            $16.44                           $16.44
                                                               =============    ==============                     ============

Maximum Sales Charge - Class A Shares                                   5.75%             5.75%                            5.75%
                                                               =============    ==============                     ============
Maximum Offering Price (100%/100%-Maximum Sales Charge)
of net asset value adjusted to the nearest cent per share --
Class A Shares                                                        $15.42            $17.37                           $17.37
                                                               =============    ==============                     ============

(A) Class A, Class B, Class C, and Institutional Class Shares of the Small Company Growth Fund are exchanged for new Class A, Class B, Class C, and Institutional Class Shares of the Small Cap Fund, to commence operations upon consummation of the merger.

* The Small Company Growth Fund and Small Cap Fund include securities on loan of $21,704,692 and $10,115,333 respectively.
**   Redemption price per share varies by length of time shares are held.


         See accompanying notes to the Pro Forma financial statements.

                               BB&T Small Cap Fund
                        Pro Forma Statement of Operations
                      For the Year Ended September 30, 2005
                                   (Unaudited)


                                                                SMALL COMPANY    SMALL CAP        PRO FORMA       PRO FORMA
                                                                 GROWTH FUND        FUND         ADJUSTMENTS       COMBINED
------------------------------------------------------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
                                             Interest Income        $67,910         $89,520        $      -        $157,430
                                             Dividend Income        214,656       1,275,862               -       1,490,518
                              Income from securities lending         45,108          18,940               -          64,048
                                                               ------------    ------------    ------------    ------------
                                     Total Investment Income        327,674       1,384,322               -       1,711,996
                                                               ------------    ------------    ------------    ------------

                                                   EXPENSES:
                                    Investment advisory fees        890,814         653,692               -       1,544,506
    Administration, transfer agency and fund accounting fees        124,100          79,036          (1,774)        201,362
                                         Administration fees         61,856          48,461               -         110,317
                                        Fund accounting fees          9,699           8,931            (962)         17,668
                                        Transfer agency fees         32,270           5,486            (585)         37,171
                          Distribution fees - Class A Shares         34,021           4,061               -          38,082
                          Distribution fees - Class B Shares         57,077           1,924               -          59,001
                          Distribution fees - Class C Shares            315              35               -             350
                                     Compliance service fees          2,782           1,911               -           4,693
                                              Custodian fees         12,367           8,837               -          21,204
                                                Trustee fees          4,192           2,941               -           7,133
                                                       Other         35,178          28,842          (2,979)         61,041
                                                               ------------    ------------    ------------    ------------
                               Total expenses before waivers      1,264,671         844,157          (6,300)      2,102,528
              Less expenses waived by the Investment Advisor       (133,622)       (130,739)        (44,541)       (308,902)
           Less expenses waived by the Administrator and its
                                                  affiliates        (48,065)        (22,381)              -         (70,446)
                                                               ------------    ------------    ------------    ------------
                                                Net Expenses      1,082,984         691,037         (44,541)      1,729,480
                                                               ------------    ------------    ------------    ------------
                                Net Investment Income (Loss)       (755,310)        693,285         (50,841)       (112,866)
                                                               ------------    ------------    ------------    ------------

          REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Net realized gains (losses) from investment securities     17,116,664       7,666,906               -      24,783,570
           Change in unrealized appreciation/depreciation of
                                                 investments      2,098,961       3,616,868               -       5,715,829
                                                               ------------    ------------    ------------    ------------
       Net realized/unrealized gains (losses) on investments     19,215,625      11,283,774               -      30,499,399
                                                               ------------    ------------    ------------    ------------
                        Change in net assets from operations    $18,460,315     $11,977,059        $(50,841)    $30,386,533
                                                               ============    ============    ============    ============



         See accompanying notes to the Pro Forma financial statements.

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

1. DESCRIPTION OF THE FUND:

         The BB&T Small Cap Fund, ("Small Cap Fund") a series of the BB&T Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

         The BB&T Funds are authorized to issue an unlimited amount of shares without par value. The Small Cap Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

         The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the periods ended September 30, 2005. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Small Cap Fund based upon the combined net assets of the corresponding Small Company Growth Fund and the Small Cap Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.


2. BASIS OF COMBINATION:

         The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the BB&T Small Company Growth Fund, ("Small Growth Fund") a series of the Trust, by Small Cap Fund as if such acquisition had taken place as of October 1, 2005.

         Under the terms of the Plan of Reorganization, the combination of Small Growth Fund and Small Cap Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Small Growth Fund in exchange for shares of Small Cap Fund at the September 30, 2005 net asset value. The statement of assets and liabilities and the related statement of operation of Small Growth Fund and Small Cap Fund have been combined as of and for the year ended September 30, 2005. Following the acquisition, the Small Cap Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Small Cap Fund and the results of operations for pre-combination periods of the Small Cap Fund will not be restated.

         The accompanying pro forma financial statements should be read in conjuction with the financial statements of Small Cap Fund and Small Growth Fund included in their respective annual report dated September 30, 2005.

         The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Small Growth Fund by Small Cap Fund had taken place as of October 1, 2005.

3. SIGNIFICANT ACCOUNTING POLICIES:

         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

         Investments in common stocks, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Small Cap Fund may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

SECURITIES TRANSACTIONS AND RELATED INCOME:

         Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

REPURCHASE AGREEMENTS AND COLLATERALIZED LOAN AGREEMENTS:

         The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds' custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

SECURITY LOANS:

         To generate additional income, the Funds may lend up to 33 1/3% of their respective assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value. The cash collateral received by the Funds was pooled and at September 30, 2005 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 1.75% to 3.94% and maturity dates ranging from October 2005 through December 2015). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by BB&T to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of BB&T, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments.

ALLOCATION METHODOLOGY:

         Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses, which are attributable to more than one Trust are allocated across the BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

DIVIDENDS TO SHAREHOLDERS:

         Dividends from net investment income are declared and paid monthly for the Small Cap Fund. Dividends from net investment income are declared and paid quarterly for the Small Company Growth Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

         The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

4. CAPITAL SHARES:

             The pro forma net asset value per share assumes the issuance of shares of the Small Cap Fund that would have been issued at September 30, 2005, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Small Growth Fund, as of September 30, 2005, divided by the net asset value per share of the shares of Small Cap Fund as of September 30, 2005. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2005:

                                                                                                  TOTAL
CAPITAL SHARES                                      SHARES OF              SHARES ASSUMED         OUTSTANDING
--------------                                      SMALL CAP
                                                    FUND                   ISSUED IN              SHARES
                                                    PRE-                                          POST-
CLASS OF SHARES                                     COMBINATION            REORGANIZATION         COMBINATION
------------------------------------------------    ------------------    -------------------    -------------------
Class A Shares                                      97,933                465,167                563,100
Class B Shares                                      16,098                311,011                327,109
Class C Shares                                      266                   1,027                  1,293
Institutional Shares                                3,713,527             2,610,926              6,324,453


         The Pro Forma Capitalization and Ratios and the Pro Forma Annual Fund Operating Expenses which follow below are not required by the SEC as part of the Pro Forma Financial Statements. However, we have included them here as they are prepared to support disclosures required in Form N-14. The Pro Forma Annual Fund Operating Expenses have been adjusted to reflect changes in contractual fees and waivers.

CAPITALIZATION
--------------

                                                    SMALL
                                                    COMPANY                                      PRO FORMA
                                                    GROWTH FUND           SMALL CAP FUND         COMBINED
                                                    ------------------    -------------------    -------------------
NET ASSETS
----------
Class A Shares                                       $7,619,433            $1,603,690             $9,223,123
Class B Shares                                       $5,010,383            $259,345               $5,269,728
Class C Shares                                       $16,530               $4,283                 $20,813
Institutional Shares                                 $42,923,630           $61,046,328            $103,969,958
                                                    ------------------    -------------------    -------------------
Total                                                $55,569,976           $62,913,646            $118,483,622
                                                    ==================    ===================    ===================

NET ASSET VALUE PER SHARE
-------------------------
Class A Shares                                       $14.53                $16.38                 $16.38
Class B Shares                                       $13.30                $16.11                 $16.11
Class C Shares                                       $13.31                $16.10                 $16.10
Institutional Shares                                 $15.07                $16.44                 $16.44

SHARES OUTSTANDING
Class A Shares                                       524,261               97,933                 563,100
Class B Shares                                       376,701               16,098                 327,109
Class C Shares                                       1,242                 266                    1,293
Institutional Shares                                 2,848,940             3,713,527              6,324,453

RATIO OF EXPENSES TO AVERAGE NET ASSETS(A)
-----------------------------------------

                                                    SMALL
                                                    COMPANY                                      PRO FORMA
                                                    GROWTH FUND           SMALL CAP FUND         COMBINED
                                                    ------------------    -------------------    -------------------
Before Fee Waivers
Class A Shares                                       1.75%                 1.72%                  1.72%
Class B Shares                                       2.25%                 2.22%                  2.22%
Class C Shares                                       2.25%                 2.22%                  2.22%
Institutional Shares                                 1.25%                 1.22%                  1.22%

After Fee Waivers
Class A Shares                                       1.35%                 1.27%                  1.27%
Class B Shares                                       2.10%                 2.02%                  2.02%
Class C Shares                                       2.10%                 2.02%                  2.02%
Institutional Shares                                 1.10%                 1.02%                  1.02%

5. FEDERAL INCOME TAXES:

         It is the policy of the Small Cap Fund to continue to qualify as a regulated investment company, after the acquisition, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

         At September 30, 2005, the Small Growth Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders. The Small Cap Fund's ability to carry forward the pre-merger losses of the Small Company Growth Fund and use them to offset future gains will likely be limited. For example, if the merger had taken place on September 30, 2005, approximately 79% of the Small Company Growth Fund's net losses would have become permanently unavailable for use by the Small Cap Fund by reason of the merger.

                                          AMOUNT                  EXPIRES
                                          -----------             -------
         Small Company Growth Fund        $33,382,769             2010
                                           33,735,633             2011

         At September 30, 2005 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                   NET UNREALIZED
                                                     TAX UNREALIZED         TAX UNREALIZED          APPRECIATION
                                     TAX COST         APPRECIATION           DEPRECIATION          (DEPRECIATION)
                                     --------         ------------           ------------          --------------
Small Company Growth Fund          $63,580,019         $14,882,742            ($614,386)             $14,268,356

Small Cap Fund                     $55,384,163         $18,213,066            ($463,053)             $17,750,013

Pro Forma Combined                $118,964,182         $33,095,808          ($1,077,439)             $32,018,369

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

     "Trustees, Officers, etc.

     Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     Compromise Payment

     Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibit 6(a).

     In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

ITEM 16. EXHIBITS

(1) Amended and Restated Agreement and Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(2) Bylaws, Amended and Restated August 30, 2005 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

(3)  Not Applicable.

(4)  Plan of Reorganization of BB&T Funds is filed herewith.

(5) (i) Article III, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Declaration of Trust dated August 18, 1992, is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (filed March 24, 1993).

     (ii) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

(6) (i) Amended and Restated Investment Advisory Agreement between the Registrant and BB&T Asset Management, Inc. dated May 23, 2003 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (filed November 26, 2003).

     (ii) Form of Revised Schedule A to Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

     (iii) Form of Sub-Advisory Contract between BB&T Asset Management, Inc. and UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (filed April 30, 2003).

     (iv) Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated February 1, 2001, including Schedules A, B, and C, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

     (v) Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated October 9, 2001, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

     (vi) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott & Stringfellow, Inc., including Schedule A is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

     (vii) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC, including Schedule A is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

(7) (i) Distribution Agreement between the Registrant and BB&T Funds Distributor, Inc. dated November 1, 2005 including Schedules A, B, C, and D is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

     (ii) Form of Amended Distribution Agreement between the Registrant and BISYS Fund Services LP including Schedules A, B, C and D is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

     (iii) Distribution Services Agreement between BB&T Asset Management, Inc. and BB&T Funds Distributors, Inc. dated November 1, 2005 is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

     (iv) Form of Distribution Services Agreement between BB&T Asset Management, Inc. and BISYS Fund Services, L.P. is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

(8)  Not applicable.

(9) (i) Custody Agreement between the Registrant and Branch Banking and Trust Company dated February 1, 2001 is incorporated by reference to Exhibit
          (f)(1) to Post-Effective Amendment No. 29 to the Registration Statement on From N-1A (filed November 15, 2002).

     (ii) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

     (iii) Form of Foreign Custody Manager Agreement and the Amendment to the Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (filed July 23, 2001).

     (iv) Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

     (v) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

     (vi) Form of Custody Agreement between the Registrant and US Bank dated

          February 1, 2005 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 39 to the Registration Statement on Form N1-A (filed January 31, 2005).

(10) (i) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

          (A) Form of Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

          (B) Form of Amendment to Transfer Agency Agreement is incorporated by reference to Exhibit (h)(3)(ii) to Post- Effective Amendment No. 39 to the Registration Statement on Form N1-A (filed January 31, 2005).

     (ii) Form of Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated February 1, 2005 is incorporated by reference to Exhibit (h)(3)(iii) to Post- Effective Amendment No. 39 to the Registration Statement on Form N1-A (filed January 31, 2005).

     (iii) Form of Amended and Restated Distribution and Shareholder Services Plan as Amended November 9, 2000 between the Registrant and BISYS Fund Services Limited Partnership is incorporated by reference to Exhibit
          (l)(1) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

     (iv) Form of Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and BISYS Retirement Services, Inc. (formerly Universal Pensions, Inc.) is incorporated by reference to Exhibit (l)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

          (A) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

     (v) Administration Agreement between the Registrant and BB&T Asset Management, Inc. dated February 1, 2005 including Schedule A is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

     (vi) Form of Sub-Administration Agreement between BISYS Fund Services LP and BB&T Asset Management, Inc. including Schedules A and B is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 39 to the Registration Statement on Form N1-A (filed on January 31, 2005).

     (vii) Form of Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation dated September 10, 2002 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

          (A) Form of Schedule A to the Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

     (viii) Form of Amended Multiple Class Plan dated January 26, 2004 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

     (ix) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference toExhibit (g)(5) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

          (A) Form of Revised Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

          (B) Form of Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated February 1, 2005 is incorporated by reference to Exhibit (h)(4)(ii) to Post-Effective Amendment No. 39 to the Registration

               Statement on Form N1-A (filed January 31, 2005).

     (x) Form of Sub-Accounting Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation dated September 10, 2002 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

          (A) Form of Schedule A to the Sub-Accounting Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit
               (h)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

(11) Opinion and Consent of Ropes and Gray Regarding Securities is filed herewith.

(12) Form of Opinion and Consent of Ropes and Gray Regarding Tax Matters is filed herewith.

(13) (i) Code of Ethics for BB&T Funds dated November 8, 1994 and amended February 11, 2000 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

     (ii) Amended Code of Ethics for BB&T Asset Management Inc. is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

     (iii) Code of Ethics for UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

     (iv) Code of Ethics for Federated Investment Management Company is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (filed April 29, 2005).

     (v) Code of Ethics for Scott & Stringfellow, Inc. is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

     (vi) Code of Ethics for Sterling Capital Management dated September 27, 2004 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N1-A (filed November 17, 2005).

(14) Consent of KPMG LLP is filed herewith.

(15) Not Applicable.

(16) Power of Attorney.

     (i)  POWER OF ATTORNEY

     Keith F. Karlawish, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: February 3, 2005                 /s/ Keith F. Karlawish
                                        ----------------------------------------
                                        Keith F. Karlawish

     (ii) POWER OF ATTORNEY

     Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                     /s/ Laura C. Bingham
                                        ----------------------------------------
                                        Laura C. Bingham

(iii) POWER OF ATTORNEY

Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                     /s/ Thomas W. Lambeth
                                        ----------------------------------------
                                        Thomas W. Lambeth

(iv) POWER OF ATTORNEY

Troy A. Sheets, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: November 7, 2002                 /s/ Troy A. Sheets
                                        ----------------------------------------
                                        Troy A. Sheets

(v) POWER OF ATTORNEY

Kenneth L. Miller, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and awful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: November 7, 2002                 /s/ Kenneth L. Miller
                                        ----------------------------------------
                                        Kenneth L. Miller

(vi) POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                     /s/ Drew T. Kagan
                                        ----------------------------------------
                                        Drew T. Kagan

(vii) POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2004                    /s/ Douglas R. Van Scoy
                                        ----------------------------------------
                                        Douglas R. Van Scoy

(viii) POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: November 24, 2004                /s/ James L. Roberts
                                        ----------------------------------------
                                        James L. Roberts

(17) (i) BB&T Funds Statement of Additional Information dated February 1, 2006 (to be filed by amendment).

(17) (ii) BB&T Funds' Annual Report dated September 30, 2005 is filed herewith.

ITEM 17. UNDERTAKINGS

     (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 12th day of January 2006.

BB&T FUNDS


/s/ Keith F. Karlawish
----------------------
*Keith F. Karlawish
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                          Title           Date
---------                        ---------   ----------------


/s/ Keith F. Karlawish           President   January 12, 2006
------------------------------
* Keith F. Karlawish


/s/ James L. Roberts             Trustee     January 12, 2006
------------------------------
*James L. Roberts


/s/ Thomas W. Lambeth            Trustee     January 12, 2006
------------------------------
*Thomas W. Lambeth


/s/ Troy A. Sheets               Treasurer   January 12, 2006
------------------------------
*Troy A. Sheets


/s/ Douglas R. Van Scoy          Trustee     January 12, 2006
------------------------------
*Douglas R. Van Scoy


/s/ Kenneth L. Miller            Trustee     January 12, 2006
------------------------------
*Kenneth L. Miller


/s/ Drew T. Kagan                Trustee     January 12, 2006
------------------------------
*Drew T. Kagan



/s/ Laura C. Bingham             Trustee     January 12, 2006
------------------------------
*Laura C. Bingham


*By: /s/ Alan G. Priest
     -------------------------
     Alan G. Priest

Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

(4)         Plan of Reorganization of BB&T Funds

(11)        Opinion and Consent of Ropes and Gray Regarding Securities

(12)        Form of Opinion and Consent of Ropes and Gray Regarding Tax Matters

(14)        Consent of KPMG LLP

(17)(ii)    BB&T Funds Annual Report